UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSRS

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number 811-09637
                                   811-09739

Name of Fund: BlackRock Large Cap Series Funds, Inc.
                 BlackRock Large Cap Core Fund
                 BlackRock Large Cap Growth Fund
                 BlackRock Large Cap Value Fund
              Master Large Cap Series LLC
                 Master Large Cap Core Portfolio
                 Master Large Cap Growth Portfolio
                 Master Large Cap Value Portfolio

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive
      Officer, BlackRock Large Cap Series Funds, Inc. and Master Large Cap Series LLC, 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (800) 441-7762

Date of fiscal year end: 10/31/2008

Date of reporting period: 11/01/2007 - 04/30/2008

Item 1 - Report to Stockholders

EQUITIES    FIXED INCOME   REAL ESTATE
LIQUIDITY   ALTERNATIVES   BLACKROCK SOLUTIONS

BlackRock                                                              BLACKROCK
Large Cap Series Funds, Inc.

SEMI-ANNUAL REPORT
APRIL 30, 2008 | (UNAUDITED)

BlackRock Large Cap Core Fund
BlackRock Large Cap Growth Fund
BlackRock Large Cap Value Fund

NOT FDIC INSURED
MAY LOSE VALUE
NO BANK GUARANTEE

Table of Contents

================================================================================
                                                                            Page
--------------------------------------------------------------------------------
A Letter to Shareholders .................................................     3
Semi-Annual Report:
Fund Summaries ...........................................................     4
About Fund Performance ...................................................    10
Disclosure of Expenses ...................................................    10
Fund Financial Statements:
    Statements of Assets and Liabilities .................................    12
    Statements of Operations .............................................    14
    Statements of Changes in Net Assets ..................................    15
Fund Financial Highlights ................................................    18
Fund Notes to Financial Statements .......................................    34
Master Portfolio Information .............................................    40
Master Financial Statements:
    Schedules of Investments .............................................    42
    Statements of Assets and Liabilities .................................    51
    Statements of Operations .............................................    52
    Statements of Changes in Net Assets ..................................    53
Master Financial Highlights ..............................................    55
Master Notes to Financial Statements .....................................    57
Officers and Directors ...................................................    60
Additional Information ...................................................    61
Mutual Fund Family .......................................................    63


2         BLACKROCK LARGE CAP SERIES FUNDS, INC.         APRIL 30, 2008

A Letter to Shareholders

Dear Shareholder

Over the past several months, financial markets have been buffeted by the housing recession, the credit market unraveling and related liquidity freeze and steadily rising commodity prices. Counterbalancing these difficulties were booming export activity, a robust non-financial corporate sector and, notably, aggressive and timely monetary and fiscal policy actions.

Amid the market tumult, the Federal Reserve Board (the "Fed") intervened with a series of moves to bolster liquidity and ensure financial market stability. Since September 2007, the central bank slashed the target federal funds rate 325 basis points (3.25%), bringing the rate to 2.0% as of period-end. Of greater magnitude, however, were the Fed's other policy decisions, which included opening the discount window directly to broker dealers and investment banks and backstopping the unprecedented rescue of Bear Stearns.

The Fed's response to the financial crisis helped to improve credit conditions and investor mood. After hitting a low point on March 17 (coinciding with the collapse of Bear Stearns), equity markets found a welcome respite in April, when the S&P 500 Index of U.S. stocks posted positive monthly performance for the first time since October 2007. International markets, which outpaced those of the U.S. for much of 2007, saw a reversal in that trend, as effects of the credit crisis and downward pressures on growth were far-reaching.

In contrast to equity markets, Treasury securities rallied (yields fell as prices correspondingly rose), as a broad "flight-to-quality" theme persisted. The yield on 10-year Treasury issues, which touched 5.30% in June 2007 (its highest level in five years), fell to 4.04% by year-end and to 3.77% by April
30. Treasury issues relinquished some of their gains in April, however, as investor appetite for risk returned and other high-quality fixed income sectors outperformed.

Problems within the monoline insurance industry and the failure of auctions for auction rate securities plagued the municipal bond market, driving yields higher and prices lower across the curve. However, in conjunction with the more recent shift in sentiment, the sector delivered strong performance in the final month of the reporting period.

Overall, the major benchmark indexes generated results that generally reflected heightened investor risk aversion:

Total Returns as of April 30, 2008                                                     6-month     12-month
===========================================================================================================
U.S. equities (S&P 500 Index)                                                          - 9.64%     - 4.68%
-----------------------------------------------------------------------------------------------------------
Small cap U.S. equities (Russell 2000 Index)                                           -12.92      -10.96
-----------------------------------------------------------------------------------------------------------
International equities (MSCI Europe, Australasia, Far East Index)                      - 9.21      - 1.78
-----------------------------------------------------------------------------------------------------------
Fixed income (Lehman Brothers U.S. Aggregate Index)                                    + 4.08      + 6.87
-----------------------------------------------------------------------------------------------------------
Tax-exempt fixed income (Lehman Brothers Municipal Bond Index)                         + 1.47      + 2.79
-----------------------------------------------------------------------------------------------------------
High yield bonds (Lehman Brothers U.S. Corporate High Yield 2% Issuer Capped Index)    - 0.73      - 0.80
-----------------------------------------------------------------------------------------------------------

Past performance is no guarantee of future results. Index performance shown for illustrative purposes only. You cannot invest directly in an index.

As you navigate today's volatile markets, we encourage you to review your investment goals with your financial professional and to make portfolio changes, as needed. For more up-to-date commentary on the economy and financial markets, we invite you to visit www.blackrock.com/funds. As always, we thank you for entrusting BlackRock with your investment assets, and we look forward to continuing to serve you in the months and years ahead.

Sincerely,

/s/ Rob Kapito

Rob Kapito
President, BlackRock Advisors, LLC


                                                                               3
THIS PAGE NOT PART OF YOUR FUND REPORT

Fund Summary                                       BlackRock Large Cap Core Fund

Portfolio Management Commentary

      How did the Fund perform?

o The Fund underperformed the benchmark Russell 1000 Index for the six-month period.

      What factors influenced performance?

o Broadly speaking, the Fund's underperformance for the period resulted from both asset allocation and stock selection factors.

o Unfavorable asset allocation decisions included overweight positions versus the benchmark in health care and information technology (IT), and an underweight in consumer staples. Our stock picks in health care (mainly health care providers) and IT (especially in semiconductor and software names) had the greatest negative impact on relative returns. Security selection in consumer staples and consumer discretionary (notably hotels and restaurants, specialty retailers and luxury goods providers) also detracted from performance.

o An overweight in the energy sector proved advantageous, but was overshadowed by disappointing stock selection among oil and gas names. The underperformance was concentrated among oil refiners, whose profit margins were compressed by higher oil prices.

o On the positive side, a significant underweight in financials (particularly capital markets, commercial banks and consumer finance) and an underweight in telecommunication services (primarily in wireless telecommunication services) benefited the Fund's comparative performance for the period.

      Describe recent portfolio activity.

o During the period, we increased the Fund's exposure to the energy and health care sectors. We reduced exposure in the financials and consumer discretionary sectors.

o Among our largest purchases were Occidental Petroleum Corp., Texas Instruments, Inc., Best Buy Co., Inc., Biogen Idec, Inc. and Nasdaq OMX Group, Inc. Our largest sales included Cisco Systems, Inc., American International Group, Inc., Mosaic Co., Southern Copper Corp. and Apollo Group, Inc.

      Describe Fund positioning at period-end.

o On April 30, 2008, the Fund was overweight versus the benchmark in IT, health care, energy and consumer discretionary, and underweight in financials, consumer staples, utilities and telecommunication services.

o We continue to expect lackluster U.S. economic growth over the next several quarters as counteracting forces prevent both an outright recession and a return to its historical trend or above-trend growth. While inflationary problems do exist in some emerging markets, we expect inflationary pressures in the U.S. to diminish in the months ahead, particularly since the credit squeeze and housing bust are both deflationary forces and the economy continues to operate below its potential. We recognize that economic risks remain and the rally in global equity prices late in the semi-annual period may have advanced to the point at which some additional corrective action could take place. In our view, however, the broad economic, corporate earnings and inflationary backdrop should benefit most market sectors and act as a foundation for improved market conditions, which we believe has already begun to fall into place.


4         BLACKROCK LARGE CAP SERIES FUNDS, INC.         APRIL 30, 2008

                                                   BlackRock Large Cap Core Fund

Total Return Based on a $10,000 Investment

A line graph depicting the growth of an investment in the Fund's Institutional and Investor A Shares compared to growth of an investment in the Russell 1000(R) Index. Values are from December 22, 1999 to April 2008:

                                                                         Russell
                 Institutional               Investor A                  1000(R)
                      Shares*+                 Shares*+                  Index++
12/22/99**             $10,000                   $9,475                  $10,000
4/00                   $11,910                  $11,275                  $10,312
4/01                   $10,165                   $9,592                   $8,903
4/02                   $10,024                   $9,440                   $7,837
4/03                    $8,374                   $7,876                   $6,782
4/04                   $10,765                  $10,085                   $8,403
4/05                   $12,039                  $11,254                   $9,008
4/06                   $15,193                  $14,177                  $10,513
4/07                   $17,031                  $15,844                  $12,106
4/08                   $14,868                  $13,803                  $11,547

* Assuming maximum sales charge, if any, transaction costs and other operating expenses, including advisory fees.
**    Commencement of operations.
+ The Fund invests all of its assets in Master Large Cap Core Portfolio of Master Large Cap Series LLC. The Portfolio invests primarily in a diversified portfolio of equity securities of large cap companies located in the United States that the Manager believes blends growth and value.
++ This unmanaged broad-based Index measures the performance of the 1,000 largest companies in the Russell 3000(R) Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index. Russell 1000 is a registered trademark of the Frank Russell Company.

Performance Summary for the Period Ended April 30, 2008

                                                                          Average Annual Total Returns*
                                                          -------------------------------------------------------------
                                                                 1 Year              5 Years          Since Inception**
                                                          ------------------   ------------------    ------------------
                                             6-Month      w/o sales  w/sales   w/o sales  w/sales    w/o sales  w/sales
                                          Total Returns    charge    charge     charge    charge      charge    charge
-----------------------------------------------------------------------------------------------------------------------
Institutional ...........................    -15.85%      -12.70%       --     +12.17%        --      +4.86%       --
Service .................................    -15.91       -12.88        --     +11.90         --      +4.61        --
Investor A ..............................    -15.90       -12.89    -17.46%    +11.87     +10.67%     +4.60     +3.93%
Investor B ..............................    -16.22       -13.58    -17.08     +11.02     +10.76      +3.83     +3.83
Investor C ..............................    -16.30       -13.67    -14.45     +11.00     +11.00      +3.78     +3.78
Class R .................................    -16.07       -13.24        --     +11.62         --      +4.38        --
Russell 1000 Index ......................    - 9.54       - 4.62        --     +11.23         --      +1.74        --
-----------------------------------------------------------------------------------------------------------------------

* Assuming maximum sales charges. See "About Fund Performance" on page 10 for a detailed description of share classes, including any related sales charges and fees.
**    The Fund commenced operations on December 22, 1999.

      Past performance is not indicative of future results.


         BLACKROCK LARGE CAP SERIES FUNDS, INC.         APRIL 30, 2008        5

Fund Summary                                     BlackRock Large Cap Growth Fund

Portfolio Management Commentary

      How did the Fund perform?

o The Fund underperformed the benchmark Russell 1000 Growth Index for the six-month period.

      What factors influenced performance?

o Broadly speaking, the Fund's underperformance for the period resulted from both asset allocation and stock selection factors.

o Unfavorable asset allocation decisions included overweight positions versus the benchmark in health care and information technology (IT), and underweights in energy and consumer staples. Our stock picks in health care (mainly health care providers) and IT (especially in semiconductor and software names) had the greatest negative impact on relative returns. Security selection in energy (notably in energy equipment services) and consumer staples (primarily food retailers) also detracted from performance.

o Within consumer discretionary, stock-specific disappointments among the Fund's holdings in retailers, diversified consumer services and hotels and restaurants hurt results for the period. Meanwhile, an overweight in industrials proved advantageous, but the resultant gains were offset by adverse stock selection within the sector.

o On the positive side, an underweight in financials, in addition to both stock selection and an overweight in materials, benefited the Fund's comparative performance.

      Describe recent portfolio activity.

o During the period, we increased the Fund's exposure to the health care and industrials sectors. We reduced exposure to the consumer discretionary, energy, financials and consumer staples sectors.

o Among our largest purchases were Pfizer, Inc., Allstate Corp., Capital One Financial Corp., Gap, Inc. and Merck & Co. Our largest sales included Southern Copper Corp., Mosaic Co., UnitedHealth Group, Inc. and Cisco Systems, Inc.

      Describe Fund positioning at period-end.

o On April 30, 2008, the Fund was overweight versus the benchmark in the IT, health care, materials and consumer discretionary sectors, and underweight in consumer staples, financials, energy and utilities.

o We continue to expect lackluster U.S. economic growth over the next several quarters as counteracting forces prevent both an outright recession and a return to its historical trend or above-trend growth. While inflationary problems do exist in some emerging markets, we expect inflationary pressures in the U.S. to diminish in the months ahead, particularly since the credit squeeze and housing bust are both deflationary forces and the economy continues to operate below its potential. We recognize that economic risks remain and the rally in global equity prices late in the semi-annual period may have advanced to the point at which some additional corrective action could take place. In our view, however, the broad economic, corporate earnings and inflationary backdrop should benefit most market sectors and act as a foundation for improved market conditions, which we believe has already begun to fall into place.


6         BLACKROCK LARGE CAP SERIES FUNDS, INC.         APRIL 30, 2008

                                                 BlackRock Large Cap Growth Fund

Total Return Based on a $10,000 Investment

A line graph depicting the growth of an investment in the Fund's Institutional and Investor A Shares compared to growth of an investment in the Russell 1000(R) Growth Index. Values are from December 22, 1999 to April 2008:

                 Institutional             Investor A            Russell 1000(R)
                      Shares*+               Shares*+             Growth Index++
12/22/99**             $10,000                 $9,475                    $10,000
4/00                   $12,090                $11,436                    $10,435
4/01                    $8,595                 $8,114                     $7,070
4/02                    $7,874                 $7,413                     $5,648
4/03                    $6,373                 $5,981                     $4,838
4/04                    $8,094                 $7,583                     $5,885
4/05                    $8,555                 $7,991                     $5,909
4/06                   $10,686                 $9,963                     $6,806
4/07                   $11,758                $10,931                     $7,639
4/08                   $10,462                 $9,694                     $7,622

* Assuming maximum sales charge, if any, transaction costs and other operating expenses, including advisory fees.
**    Commencement of operations.
+ The Fund invests all of its assets in Master Large Cap Growth Portfolio of Master Large Cap Series LLC. The Portfolio invests primarily in a diversified portfolio of equity securities of large cap companies located in the United States that the Manager believes have good prospects for earnings growth.
++ This unmanaged broad-based Index is a subset of the Russell 1000 Index consisting of those Russell 1000 securities with a greater-than-average growth orientation. Russell 1000 is a registered trademark of the Frank Russell Company.

Performance Summary for the Period Ended April 30, 2008

                                                                          Average Annual Total Returns*
                                                          -------------------------------------------------------------
                                                                 1 Year              5 Years          Since Inception**
                                                          ------------------   ------------------    ------------------
                                             6-Month      w/o sales  w/sales   w/o sales  w/sales    w/o sales  w/sales
                                          Total Returns    charge    charge     charge    charge      charge    charge
-----------------------------------------------------------------------------------------------------------------------
Institutional ...........................    -15.97%      -11.02%       --     +10.42%       --       +0.54%       --
Service .................................    -16.09       -11.21        --     +10.15        --       +0.29        --
Investor A ..............................    -16.14       -11.32    -15.97%    +10.14     +8.96%      +0.27     -0.37%
Investor B ..............................    -16.46       -12.00    -15.84     + 9.28     +9.00       -0.46     -0.46
Investor C ..............................    -16.39       -11.91    -12.77     + 9.28     +9.28       -0.50     -0.50
Class R .................................    -16.21       -11.55        --     + 9.92        --       +0.09        --
Russell 1000 Growth Index ...............    - 9.28       - 0.23        --     + 9.52        --       -3.20        --
-----------------------------------------------------------------------------------------------------------------------

* Assuming maximum sales charges. See "About Fund Performance" on page 10 for a detailed description of share classes, including any related sales charges and fees.
**    The Fund commenced operations on December 22, 1999.

      Past performance is not indicative of future results.


         BLACKROCK LARGE CAP SERIES FUNDS, INC.         APRIL 30, 2008        7

Fund Summary                                      BlackRock Large Cap Value Fund

Portfolio Management Commentary

      How did the Fund perform?

o The Fund underperformed the benchmark Russell 1000 Value Index for the six-month period.

      What factors influenced performance?

o Broadly speaking, the Fund's underperformance for the period resulted from both asset allocation and stock selection factors.

o Unfavorable asset allocation decisions included overweight positions versus the benchmark in health care and information technology (IT), and an underweight in consumer staples. Disappointing stock selection in health care (mainly health care providers) and IT (especially in semiconductor and software names) had the greatest negative impact on relative returns. Security selection in consumer staples, particularly within the food products sub-sector, also detracted from results. Additionally, within consumer discretionary, stock-specific weakness, notably among specialty retailers, hurt the Fund's comparative performance.

o An overweight in the energy sector proved advantageous, but was overshadowed by disappointing stock selection among oil and gas names. The underperformance was concentrated among oil refiners, whose profit margins were compressed by higher oil prices.

o On the positive side, stock selection and a significant underweight in the financials sector (particularly capital markets and commercial banks) and security selection and an underweight in telecommunication services (mainly wireless telecommunication services) benefited the Fund's relative performance. Stock selection in industrials (namely in the machinery sub-sector) also aided results.

      Describe recent portfolio activity.

o During the period, we increased the Fund's exposure to industrials, energy and health care. We reduced exposure to the financials, consumer staples, utilities and materials sectors.

o Among our largest purchases were Pfizer, Inc., Merck & Co. and Allstate Corp. Our largest sales included American International Group, Inc., Goldman Sachs Group, JPMorgan Chase & Co., Janus Capital Group and Mosaic Co.

      Describe Fund positioning at period-end.

o On April 30, 2008, the Fund was overweight relative to the benchmark in IT, health care, industrials and energy, and underweight in the financials, consumer staples, utilities and telecommunication services sectors.

o We continue to expect lackluster U.S. economic growth over the next several quarters as counteracting forces prevent both an outright recession and a return to its historical trend or above-trend growth. While inflationary problems do exist in some emerging markets, we expect inflationary pressures in the U.S. to diminish in the months ahead, particularly since the credit squeeze and housing bust are both deflationary forces and the economy continues to operate below its potential. We recognize that economic risks remain and the rally in global equity prices late in the semi-annual period may have advanced to the point at which some additional corrective action could take place. In our view, however, the broad economic, corporate earnings and inflationary backdrop should benefit most market sectors and act as a foundation for improved market conditions, which we believe has already begun to fall into place.


8         BLACKROCK LARGE CAP SERIES FUNDS, INC.         APRIL 30, 2008

                                                  BlackRock Large Cap Value Fund

Total Return Based on a $10,000 Investment

A line graph depicting the growth of an investment in the Fund's Institutional and Investor A Shares compared to growth of an investment in the Russell 1000(R) Value Index. Values are from December 22, 1999 to April 2008:

                Institutional               Investor A           Russell 1000(R)
                     Shares*+                 Shares*+             Value Index++
12/22/99**            $10,000                   $9,475                   $10,000
4/00                  $10,850                  $10,271                   $10,142
4/01                  $11,746                  $11,088                   $10,794
4/02                  $12,326                  $11,600                   $10,372
4/03                  $10,374                   $9,750                    $9,023
4/04                  $13,908                  $13,032                   $11,392
4/05                  $15,930                  $14,889                   $12,979
4/06                  $20,349                  $18,976                   $15,355
4/07                  $23,349                  $21,727                   $18,141
4/08                  $20,986                  $19,464                   $16,513

* Assuming maximum sales charge, if any, transaction costs and other operating expenses, including advisory fees.
**    Commencement of operations.
+ The Fund invests all of its assets in Master Large Cap Value Portfolio of the Master Large Cap Series LLC. The Portfolio invests primarily in a diversified portfolio of equity securities of large cap companies located in the United States that the Manager believes are undervalued.
++ This unmanaged broad-based Index is a subset of the Russell 1000 Index consisting of those Russell 1000 securities with lower price/book ratios and lower forecasted growth values. Russell 1000 is a registered trademark of the Frank Russell Company.

Performance Summary for the Period Ended April 30, 2008

                                                                          Average Annual Total Returns*
                                                          -------------------------------------------------------------
                                                                 1 Year              5 Years          Since Inception**
                                                          ------------------   ------------------    ------------------
                                             6-Month      w/o sales  w/sales   w/o sales  w/sales    w/o sales  w/sales
                                          Total Returns    charge    charge     charge    charge      charge    charge
-----------------------------------------------------------------------------------------------------------------------
Institutional ...........................    -11.58%      -10.12%       --     +15.13%        --      +9.28%       --
Service .................................    -11.70       -10.36        --     +14.83         --      +8.99        --
Investor A ..............................    -11.68       -10.41    -15.12%    +14.83     +13.60%     +9.00     +8.30%
Investor B ..............................    -12.04       -11.12    -14.87     +13.93     +13.69      +8.20     +8.20
Investor C ..............................    -12.09       -11.12    -11.95     +13.93     +13.93      +8.15     +8.15
Class R .................................    -11.87       -10.74        --     +14.56         --      +8.78        --
Russell 1000(R) Value Index .............    - 9.83       - 8.97        --     +12.85         --      +6.19        --
-----------------------------------------------------------------------------------------------------------------------

* Assuming maximum sales charges. See "About Fund Performance" on page 10 for a detailed description of share classes, including any related sales charges and fees.
**    The Fund commenced operations on December 22, 1999.

      Past performance is not indicative of future results.


         BLACKROCK LARGE CAP SERIES FUNDS, INC.         APRIL 30, 2008        9

About Fund Performance                    BlackRock Large Cap Series Funds, Inc.

o Institutional Shares are not subject to any sales charge. Institutional Shares bear no ongoing distribution or service fees and are available only to eligible investors.

o Service Shares are not subject to any sales charge. Service Shares are subject to a service fee of 0.25% per year (but no distribution fee) and are available only to eligible investors. For BlackRock Large Cap Growth Fund and BlackRock Large Cap Value Fund, prior to October 2, 2006, Service Share performance results are those of Institutional Shares (which have no distribution or service fees) restated to reflect the Service Share fees. For BlackRock Large Cap Core Fund, prior to September 24, 2007, Service Share performance results are those of Institutional Shares (which have no distribution or service fees) restated to reflect the Service Share fees.

o Investor A Shares incur a maximum initial sales charge (front-end load) of 5.25% and a service fee of 0.25% per year (but no distribution fee).

o Investor B Shares are subject to a maximum contingent deferred sales charge of 4.50% declining to 0% after six years. In addition, Investor B Shares are subject to a distribution fee of 0.75% per year and a service fee of 0.25% per year. These shares automatically convert to Investor A Shares after approximately eight years. (There is no initial sales charge for automatic share conversions.) All returns for periods greater than eight years reflect this conversion.

o Investor C Shares are subject to a distribution fee of 0.75% per year and a service fee of 0.25% per year. In addition, Investor C Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase.

o Class R Shares do not incur a maximum initial sales charge (front-end load) or deferred sales charge. These shares are subject to a distribution fee of 0.25% per year and a service fee of 0.25% per year. Class R Shares are available only to certain retirement plans. Prior to inception, Class R Share performance results are those of Institutional Shares (which have no distribution or service fees) restated to reflect Class R Share fees.

      Performance information reflects past performance and does not guarantee future results. Current performance may be lower or higher than the performance data quoted. Refer to www.blackrock.com/funds to obtain performance data current to the most recent month-end. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance data does not reflect this potential fee. Figures shown in each of the performance tables on pages 5 - 9 assume reinvestment of all dividends and capital gain distributions, if any, at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

Disclosure of Expenses                    BlackRock Large Cap Series Funds, Inc.

Shareholders of these Funds may incur the following charges: (a) expenses related to transactions, including sales charges, redemption fees and exchange fees; and (b) operating expenses including advisory fees, distribution fees including 12b-1 fees, and other Fund expenses. The expense examples on page 11 (which are based on a hypothetical investment of $1,000 invested on November 1, 2007 and held through April 30, 2008) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The tables provide information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their Fund and share class under the heading entitled "Expenses Paid During the Period."

The tables also provide information about hypothetical account values and hypothetical expenses based on the Funds' actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in these Funds and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds' shareholder reports.

The expenses shown in the tables are intended to highlight shareholders' ongoing costs only and do not reflect any transactional expenses, such as sales charges, redemption fees or exchange fees. Therefore, the hypothetical tables are useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.


10         BLACKROCK LARGE CAP SERIES FUNDS, INC.         APRIL 30, 2008

Disclosure of Expenses (concluded)        BlackRock Large Cap Series Funds, Inc.

BlackRock Large Cap Core Fund Expense Example

                                                Actual                                                Hypothetical**
                         -----------------------------------------------------  ----------------------------------------------------
                             Beginning          Ending                              Beginning         Ending
                           Account Value     Account Value     Expenses Paid      Account Value    Account Value     Expenses Paid
                         November 1, 2007   April 30, 2008  During the Period*  November 1, 2007  April 30, 2008  During the Period*
------------------------------------------------------------------------------------------------------------------------------------
Institutional ......          $1,000           $841.50             $3.89             $1,000          $1,020.67           $4.27
Service ............          $1,000           $840.90             $5.08             $1,000          $1,019.38           $5.57
Investor A .........          $1,000           $841.00             $5.08             $1,000          $1,019.38           $5.57
Investor B .........          $1,000           $837.80             $8.68             $1,000          $1,015.45           $9.52
Investor C .........          $1,000           $837.00             $8.91             $1,000          $1,015.20           $9.77
Class R ............          $1,000           $839.30             $6.91             $1,000          $1,017.39           $7.57
------------------------------------------------------------------------------------------------------------------------------------

* For each class of the Fund, expenses are equal to the annualized expense ratio for the class (0.85% for Institutional, 1.11% for Service, 1.11% for Investor A, 1.90% for Investor B, 1.95% for Investor C and 1.51% for Class
      R), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period shown). Because the Fund is a feeder fund, the expense table example reflects the expenses of both the feeder fund and the master portfolio in which it invests.
** Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal half year divided by 366.

      See "Disclosure of Expenses" on page 10 for further information on how expenses were calculated.

BlackRock Large Cap Growth Fund Expense Example

                                                Actual                                                Hypothetical**
                         -----------------------------------------------------  ----------------------------------------------------
                             Beginning          Ending                              Beginning         Ending
                           Account Value     Account Value     Expenses Paid      Account Value    Account Value     Expenses Paid
                         November 1, 2007   April 30, 2008  During the Period*  November 1, 2007  April 30, 2008  During the Period*
------------------------------------------------------------------------------------------------------------------------------------
Institutional ......          $1,000           $840.30             $4.39             $1,000          $1,020.09           $ 4.82
Service ............          $1,000           $839.10             $5.12             $1,000          $1,019.29           $ 5.62
Investor A .........          $1,000           $838.60             $5.71             $1,000          $1,018.64           $ 6.27
Investor B .........          $1,000           $835.40             $9.31             $1,000          $1,014.72           $10.22
Investor C .........          $1,000           $836.10             $9.18             $1,000          $1,014.86           $10.07
Class R ............          $1,000           $837.90             $7.27             $1,000          $1,016.95           $ 7.97
------------------------------------------------------------------------------------------------------------------------------------

* For each class of the Fund, expenses are equal to the annualized expense ratio for the class (0.96% for Institutional, 1.12% for Service, 1.25% for Investor A, 2.04% for Investor B, 2.01% for Investor C and 1.59% for Class
      R), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period shown). Because the Fund is a feeder fund, the expense table example reflects the expenses of both the feeder fund and the master portfolio in which it invests.
** Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal half year divided by 366.

      See "Disclosure of Expenses" on page 10 for further information on how expenses were calculated.

BlackRock Large Cap Value Fund Expense Example

                                                Actual                                                Hypothetical**
                         -----------------------------------------------------  ----------------------------------------------------
                             Beginning          Ending                              Beginning         Ending
                           Account Value     Account Value     Expenses Paid      Account Value    Account Value     Expenses Paid
                         November 1, 2007   April 30, 2008  During the Period*  November 1, 2007  April 30, 2008  During the Period*
------------------------------------------------------------------------------------------------------------------------------------
Institutional ......          $1,000           $884.20             $4.17             $1,000          $1,020.47           $4.47
Service ............          $1,000           $883.00             $5.15             $1,000          $1,019.43           $5.52
Investor A .........          $1,000           $883.20             $5.53             $1,000          $1,019.03           $5.92
Investor B .........          $1,000           $879.60             $9.21             $1,000          $1,015.10           $9.87
Investor C .........          $1,000           $879.10             $9.20             $1,000          $1,015.10           $9.87
Class R ............          $1,000           $881.30             $7.06             $1,000          $1,017.39           $7.57
------------------------------------------------------------------------------------------------------------------------------------

* For each class of the Fund, expenses are equal to the annualized expense ratio for the class (0.89% for Institutional, 1.10% for Service, 1.18% for Investor A, 1.97% for Investor B, 1.97% for Investor C and 1.51% for Class
      R), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period shown). Because the Fund is a feeder fund, the expense table example reflects the expenses of both the feeder fund and the master portfolio in which it invests.
** Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal half year divided by 366.

      See "Disclosure of Expenses" on page 10 for further information on how expenses were calculated.


         BLACKROCK LARGE CAP SERIES FUNDS, INC.         APRIL 30, 2008        11

Statements of Assets and Liabilities      BlackRock Large Cap Series Funds, Inc.

                                                                               BlackRock           BlackRock           BlackRock
                                                                               Large Cap           Large Cap           Large Cap
April 30, 2008 (Unaudited)                                                     Core Fund          Growth Fund         Value Fund
===================================================================================================================================
Assets
-----------------------------------------------------------------------------------------------------------------------------------
Investment at value -- Master Large Cap Core Portfolio,
  Master Large Cap Growth Portfolio, Master Large Cap Value
  Portfolio (the "Portfolios"), respectively 1 .........................    $ 4,230,797,623     $   857,496,298     $ 4,721,699,223
Prepaid expenses .......................................................             17,531              25,971              65,124
Other assets ...........................................................                 --              86,020                  --
                                                                            -------------------------------------------------------
Total assets ...........................................................      4,230,815,154         857,608,289       4,721,764,347
                                                                            -------------------------------------------------------
===================================================================================================================================
Liabilities
-----------------------------------------------------------------------------------------------------------------------------------
Distribution fees payable ..............................................          1,587,101             341,641           1,346,276
Other affiliates payable ...............................................            813,129             381,814           1,090,578
Administration fees payable ............................................            644,225             177,985             954,655
Officer payable ........................................................                628                  --                 620
Other accrued expenses payable .........................................          1,018,779                  --             171,387
                                                                            -------------------------------------------------------
Total liabilities ......................................................          4,063,862             901,440           3,563,516
                                                                            =======================================================
===================================================================================================================================
Net Assets
-----------------------------------------------------------------------------------------------------------------------------------
Net Assets .............................................................    $ 4,226,751,292     $   856,706,849     $ 4,718,200,831
                                                                            =======================================================
===================================================================================================================================
Net Assets Consist of
-----------------------------------------------------------------------------------------------------------------------------------
Institutional Shares of Common Stock, $0.10 par value 2 ................    $     9,286,365     $     1,796,392     $     6,980,549
Service Shares of Common Stock, $0.10 par value 3 ......................              4,437             137,481             192,715
Investor A Shares of Common Stock, $0.10 par value 4 ...................         12,758,992           2,812,969          13,775,291
Investor B Shares of Common Stock, $0.10 par value 5 ...................          3,079,624             782,439           1,245,698
Investor C Shares of Common Stock, $0.10 par value 6 ...................         10,392,071           2,460,424           4,726,084
Class R Shares of Common Stock, $0.10 par value 7 ......................          1,256,758             845,466           1,224,000
Paid-in capital in excess of par .......................................      4,190,084,205         858,069,714       4,609,509,156
Undistributed (accumulated) net investment income (loss) ...............           (796,534)         (1,441,929)          7,790,828
Accumulated net realized losses allocated from the Portfolios ..........       (248,730,346)        (35,577,058)       (164,203,826)
Net unrealized appreciation/depreciation allocated from the Portfolios .        249,415,720          26,820,951         236,960,336
                                                                            -------------------------------------------------------
Net Assets .............................................................    $ 4,226,751,292     $   856,706,849     $ 4,718,200,831
                                                                            =======================================================

See Notes to Financial Statements.


12         BLACKROCK LARGE CAP SERIES FUNDS, INC.         APRIL 30, 2008

Statements of Assets and Liabilities (concluded)
                                          BlackRock Large Cap Series Funds, Inc.

                                                                               BlackRock           BlackRock           BlackRock
                                                                               Large Cap           Large Cap           Large Cap
April 30, 2008 (Unaudited)                                                     Core Fund          Growth Fund         Value Fund
===================================================================================================================================
Net Asset Value
-----------------------------------------------------------------------------------------------------------------------------------
Institutional:
    Net assets .........................................................    $1,109,078,515       $  182,162,148      $1,204,101,032
                                                                            =======================================================
    Shares outstanding .................................................        92,863,651           17,963,918          69,805,488
                                                                            =======================================================
    Net asset value ....................................................    $        11.94       $        10.14      $        17.25
                                                                            =======================================================
Service:
    Net assets .........................................................    $      519,714       $   13,889,895      $   33,174,601
                                                                            =======================================================
    Shares outstanding .................................................            44,372            1,374,808           1,927,153
                                                                            =======================================================
    Net asset value ....................................................    $        11.71       $        10.10      $        17.21
                                                                            =======================================================
Investor A:
    Net assets .........................................................    $1,493,816,229       $  278,844,218      $2,328,992,472
                                                                            =======================================================
    Shares outstanding .................................................       127,589,919           28,129,689         137,752,905
                                                                            =======================================================
    Net asset value ....................................................    $        11.71       $         9.91      $        16.91
                                                                            =======================================================
Investor B:
    Net assets .........................................................    $  339,924,510       $   72,566,106      $  199,192,462
                                                                            =======================================================
    Shares outstanding .................................................        30,796,235            7,824,385          12,456,975
                                                                            =======================================================
    Net asset value ....................................................    $        11.04       $         9.27      $        15.99
                                                                            =======================================================
Investor C:
    Net assets .........................................................    $1,141,526,778       $  228,089,141      $  752,485,137
                                                                            =======================================================
    Shares outstanding .................................................       103,920,713           24,604,241          47,260,837
                                                                            =======================================================
    Net asset value ....................................................    $        10.98       $         9.27      $        15.92
                                                                            =======================================================
Class R:
    Net assets .........................................................    $  141,885,546       $   81,155,341      $  200,255,127
                                                                            =======================================================
    Shares outstanding .................................................        12,567,578            8,454,656          12,240,004
                                                                            =======================================================
    Net asset value ....................................................    $        11.29       $         9.60      $        16.36
                                                                            =======================================================
        1 Cost of the Portfolios .......................................    $3,981,381,903       $  830,675,347      $4,484,738,887
                                                                            =======================================================
        2 Authorized shares -- Institutional ...........................       400,000,000          100,000,000         400,000,000
                                                                            =======================================================
        3 Authorized shares -- Service .................................        50,000,000           50,000,000          50,000,000
                                                                            =======================================================
        4 Authorized shares -- Investor A ..............................       300,000,000          100,000,000         400,000,000
                                                                            =======================================================
        5 Authorized shares -- Investor B ..............................       200,000,000          200,000,000         200,000,000
                                                                            =======================================================
        6 Authorized shares -- Investor C ..............................       400,000,000          100,000,000         400,000,000
                                                                            =======================================================
        7 Authorized shares -- Class R .................................       200,000,000          200,000,000         200,000,000
                                                                            =======================================================

See Notes to Financial Statements.


         BLACKROCK LARGE CAP SERIES FUNDS, INC.         APRIL 30, 2008        13

Statements of Operations                  BlackRock Large Cap Series Funds, Inc.

                                                                               BlackRock           BlackRock           BlackRock
                                                                               Large Cap           Large Cap           Large Cap
Six Months Ended April 30, 2008 (Unaudited)                                    Core Fund          Growth Fund         Value Fund
===================================================================================================================================
Investment Income
-----------------------------------------------------------------------------------------------------------------------------------
Investment income allocated from the Portfolios:
    Dividends .........................................................     $  28,811,752        $   5,318,058        $  37,462,182
    Securities lending ................................................         1,506,012              278,633            1,101,298
    Interest from affiliates ..........................................             6,557               21,611              104,060
    Expenses ..........................................................       (11,256,132)          (2,639,821)         (12,061,903)
                                                                            -------------------------------------------------------
Total income ..........................................................        19,068,189            2,978,481           26,605,637
                                                                            -------------------------------------------------------
===================================================================================================================================
Expenses
-----------------------------------------------------------------------------------------------------------------------------------
Administration ........................................................         5,767,513            1,198,793            5,936,912
Service -- Service ....................................................               684               14,271               39,336
Service -- Investor A .................................................         1,975,843              357,150            2,832,042
Service and distribution -- Investor B ................................         1,976,769              422,313            1,122,533
Service and distribution -- Investor C ................................         6,165,506            1,197,136            4,024,965
Service and distribution -- Class R ...................................           364,124              211,499              486,218
Transfer agent -- Institutional .......................................           638,236              175,726              691,916
Transfer agent -- Service .............................................               292                2,998               13,248
Transfer agent -- Investor A ..........................................         1,648,119              265,280            1,963,344
Transfer agent -- Investor B ..........................................           601,497              101,464              250,476
Transfer agent -- Investor C ..........................................         1,259,910              253,035              887,043
Transfer agent -- Class R .............................................           189,007              118,224              247,368
Printing ..............................................................           178,993               24,584              192,151
Registration ..........................................................            77,397               55,824               95,614
Professional ..........................................................            46,288               13,694               29,648
Custodian .............................................................            38,700                   --                   --
Officer and Directors .................................................                --                   --                1,978
Miscellaneous .........................................................            15,258                8,419                   --
                                                                            -------------------------------------------------------
Total expenses ........................................................        20,944,136            4,420,410           18,814,792
Less fees waived by administrator .....................................        (1,079,413)                  --                   --
                                                                            -------------------------------------------------------
Total expenses after waiver ...........................................        19,864,723            4,420,410           18,814,792
                                                                            -------------------------------------------------------
Net investment income (loss) ..........................................          (796,534)          (1,441,929)           7,790,845
                                                                            -------------------------------------------------------
===================================================================================================================================
Realized and Unrealized Loss Allocated from the Portfolio
-----------------------------------------------------------------------------------------------------------------------------------
Net realized loss from investments ....................................      (174,401,305)         (19,541,267)        (154,883,727)
Net change in unrealized appreciation/depreciation on investments......      (678,229,966)        (159,688,103)        (470,646,179)
                                                                            -------------------------------------------------------
Total realized and unrealized loss ....................................      (852,631,271)        (179,229,370)        (625,529,906)
                                                                            -------------------------------------------------------
Net Decrease in Net Assets Resulting from Operations ..................     $(853,427,805)       $(180,671,299)       $(617,739,061)
                                                                            =======================================================

See Notes to Financial Statements.


14         BLACKROCK LARGE CAP SERIES FUNDS, INC.         APRIL 30, 2008

Statements of Changes in Net Assets                BlackRock Large Cap Core Fund

                                                                                                  Six Months
                                                                                                    Ended
                                                                                                   April 30,          Year Ended
                                                                                                     2008             October 31,
Increase (Decrease) in Net Assets:                                                                (Unaudited)            2007
===================================================================================================================================
Operations
-----------------------------------------------------------------------------------------------------------------------------------
Net investment loss ........................................................................    $      (796,534)    $   (12,041,138)
Net realized gain (loss) ...................................................................       (174,401,305)        511,455,783
Net change in unrealized appreciation/depreciation .........................................       (678,229,966)         18,511,672
                                                                                                -----------------------------------
Net increase (decrease) in net assets resulting from operations ............................       (853,427,805)        517,926,317
                                                                                                -----------------------------------
===================================================================================================================================
Distributions to Shareholders from
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain:
    Institutional ..........................................................................        (40,584,994)        (99,449,229)
    Service ................................................................................            (16,889)                 --
    Investor A .............................................................................        (49,275,359)       (122,443,778)
    Investor B .............................................................................        (13,092,429)        (34,481,267)
    Investor C .............................................................................        (39,331,368)       (130,020,216)
    Class R ................................................................................         (4,479,952)        (13,745,990)
                                                                                                -----------------------------------
Decrease in net assets resulting from distributions to shareholders ........................       (146,780,991)       (400,140,480)
                                                                                                -----------------------------------
===================================================================================================================================
Capital Share Transactions
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets derived from capital share transactions ..............       (254,597,899)      1,660,734,627
                                                                                                -----------------------------------
===================================================================================================================================
Net Assets
-----------------------------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets ....................................................     (1,254,806,695)      1,778,520,464
Beginning of period ........................................................................      5,481,557,987       3,703,037,523
                                                                                                -----------------------------------
End of period ..............................................................................    $ 4,226,751,292     $ 5,481,557,987
                                                                                                ===================================
End of period accumulated net investment loss ..............................................    $      (796,534)                 --
                                                                                                ===================================

See Notes to Financial Statements.


         BLACKROCK LARGE CAP SERIES FUNDS, INC.         APRIL 30, 2008        15

Statements of Changes In Net Assets              BlackRock Large Cap Growth Fund

                                                                                                  Six Months
                                                                                                    Ended
                                                                                                   April 30,          Year Ended
                                                                                                     2008             October 31,
Increase (Decrease) in Net Assets:                                                                (Unaudited)            2007
===================================================================================================================================
Operations
-----------------------------------------------------------------------------------------------------------------------------------
Net investment loss ........................................................................    $    (1,441,929)    $    (6,483,394)
Net realized gain (loss) ...................................................................        (19,541,267)         69,191,141
Net change in unrealized appreciation/depreciation .........................................       (159,688,103)         83,548,531
                                                                                                -----------------------------------
Net increase (decrease) in net assets resulting from operations ............................       (180,671,299)        146,256,278
                                                                                                -----------------------------------
===================================================================================================================================
Distributions to Shareholders from
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain:
    Institutional ..........................................................................         (9,251,571)           (785,321)
    Service ................................................................................           (301,647)            (17,414)
    Investor A .............................................................................         (8,669,428)           (858,312)
    Investor B .............................................................................         (2,851,513)           (412,496)
    Investor C .............................................................................         (7,709,298)           (747,786)
    Class R ................................................................................         (2,605,435)           (211,333)
                                                                                                -----------------------------------
Decrease in net assets resulting from distributions to shareholders ........................        (31,388,892)         (3,032,662)
                                                                                                -----------------------------------
===================================================================================================================================
Capital Share Transactions
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets derived from capital share transactions ..............       (119,160,523)        260,169,210
                                                                                                -----------------------------------
===================================================================================================================================
Net Assets
-----------------------------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets ....................................................       (331,220,714)        403,392,826
Beginning of period ........................................................................      1,187,927,563         784,534,737
                                                                                                -----------------------------------
End of period ..............................................................................    $   856,706,849     $ 1,187,927,563
                                                                                                ===================================
End of period accumulated net investment loss ..............................................    $    (1,441,929)                 --
                                                                                                ===================================

See Notes to Financial Statements.


16         BLACKROCK LARGE CAP SERIES FUNDS, INC.         APRIL 30, 2008

Statements of Changes in Net Assets     BlackRock Large Cap Value Fund

                                                                                                  Six Months
                                                                                                    Ended
                                                                                                   April 30,          Year Ended
                                                                                                     2008             October 31,
Increase (Decrease) in Net Assets:                                                                (Unaudited)            2007
===================================================================================================================================
Operations
-----------------------------------------------------------------------------------------------------------------------------------
Net investment income ......................................................................    $     7,790,845     $     7,160,464
Net realized gain (loss) ...................................................................       (154,883,727)        335,108,036
Net change in unrealized appreciation/depreciation .........................................       (470,646,179)        141,991,944
                                                                                                -----------------------------------
Net increase (decrease) in net assets resulting from operations ............................       (617,739,061)        484,260,444
                                                                                                -----------------------------------
===================================================================================================================================
Dividends and Distributions to Shareholders from
-----------------------------------------------------------------------------------------------------------------------------------
Net investment income:
    Institutional ..........................................................................         (3,377,731)         (1,176,425)
    Service ................................................................................            (25,415)            (12,439)
    Investor A .............................................................................         (1,057,129)         (1,464,394)
    Class R ................................................................................                 --             (46,948)
Net realized gain:
    Institutional ..........................................................................        (83,333,125)        (16,065,705)
    Service ................................................................................         (2,208,784)           (386,770)
    Investor A .............................................................................       (158,770,597)        (27,046,018)
    Investor B .............................................................................        (16,369,131)         (5,082,815)
    Investor C .............................................................................        (58,542,094)        (12,945,329)
    Class R ................................................................................        (14,032,339)         (2,059,378)
                                                                                                -----------------------------------
Decrease in net assets resulting from dividends and distributions to shareholders ..........       (337,716,345)        (66,286,221)
                                                                                                -----------------------------------
===================================================================================================================================
Capital Share Transactions
-----------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets derived from capital share transactions .........................        365,950,100       1,039,235,808
                                                                                                -----------------------------------
===================================================================================================================================
Net Assets
-----------------------------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets ....................................................       (589,505,306)      1,457,210,031
Beginning of period ........................................................................      5,307,706,137       3,850,496,106
                                                                                                -----------------------------------
End of period ..............................................................................    $ 4,718,200,831     $ 5,307,706,137
                                                                                                ===================================
End of period undistributed net investment income ..........................................    $     7,790,828     $     4,460,258
                                                                                                ===================================

See Notes to Financial Statements.


         BLACKROCK LARGE CAP SERIES FUNDS, INC.         APRIL 30, 2008        17

Financial Highlights                                               Institutional

                                                                               BlackRock Large Cap Core Fund
                                                       ----------------------------------------------------------------------------
                                                       Six Months
                                                         Ended
                                                        April 30,                        Year Ended October 31,
                                                          2008       --------------------------------------------------------------
                                                       (Unaudited)      2007         2006         2005         2004         2003
===================================================================================================================================
Per Share Operating Performance
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ................  $    14.60    $    14.20   $    13.20   $    11.28   $    10.33   $     8.31
                                                       ----------------------------------------------------------------------------
Net investment income 1 .............................        0.03          0.04         0.03         0.04         0.02         0.01
Net realized and unrealized gain (loss) .............       (2.30)         1.83         2.10         1.97         0.93         2.01
                                                       ----------------------------------------------------------------------------
Net increase (decrease) from investment operations ..       (2.27)         1.87         2.13         2.01         0.95         2.02
                                                       ----------------------------------------------------------------------------
Distributions from net realized gain ................       (0.39)        (1.47)       (1.13)       (0.09)          --           --
                                                       ----------------------------------------------------------------------------
Net asset value, end of period ......................  $    11.94    $    14.60   $    14.20   $    13.20   $    11.28   $    10.33
                                                       ============================================================================
===================================================================================================================================
Total Investment Return 2
-----------------------------------------------------------------------------------------------------------------------------------
Based on net asset value ............................      (15.85%) 3     13.55%       16.91%       17.94%        9.20%       24.31%
                                                       ============================================================================
===================================================================================================================================
Ratios to Average Net Assets 4
-----------------------------------------------------------------------------------------------------------------------------------
Total expenses, after waiver ........................        0.85% 5       0.87%        0.89%        0.91%        0.93%        0.98%
                                                       ============================================================================
Total expenses ......................................        0.85% 5       0.87%        0.89%        0.91%        0.93%        0.98%
                                                       ============================================================================
Net investment income ...............................        0.46% 5       0.24%        0.19%        0.31%        0.17%        0.06%
                                                       ============================================================================
===================================================================================================================================
Supplemental Data
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000) .....................  $1,109,079    $1,532,235   $  922,301   $  601,378   $  415,647   $  307,277
                                                       ============================================================================
Portfolio turnover of the BlackRock Large Cap Core
  Fund (the "Fund") .................................          --             0%           0%          --           --           --
                                                       ============================================================================
Portfolio turnover of the Portfolios ................          52%           96%          88%          94%         135%         139%
                                                       ============================================================================

1     Based on average shares outstanding.
2     Total investment returns exclude the effects of any sales charges.
3     Aggregate total investment return.
4 Includes the Fund's share of the Portfolio's allocated expenses and/or net investment income.
5     Annualized.

See Notes to Financial Statements.


18         BLACKROCK LARGE CAP SERIES FUNDS, INC.         APRIL 30, 2008

Financial Highlights (continued)                                   Institutional

                                                                              BlackRock Large Cap Growth Fund
                                                       ---------------------------------------------------------------------------
                                                       Six Months
                                                         Ended
                                                        April 30,                        Year Ended October 31,
                                                          2008       -------------------------------------------------------------
                                                       (Unaudited)      2007         2006         2005         2004        2003
==================================================================================================================================
Per Share Operating Performance
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ................  $    12.40    $    10.63   $     9.36   $     8.36   $     7.97   $    6.44
                                                       ---------------------------------------------------------------------------
Net investment income (loss) 1 ......................        0.01         (0.02)       (0.02)       (0.02)       (0.04)      (0.04)
Net realized and unrealized gain (loss) .............       (1.96)         1.83         1.29         1.02         0.43        1.57
                                                       ---------------------------------------------------------------------------
Net increase (decrease) from investment operations ..       (1.95)         1.81         1.27         1.00         0.39        1.53
                                                       ---------------------------------------------------------------------------
Distributions from net realized gain ................       (0.31)        (0.04)          --           --           --          --
                                                       ---------------------------------------------------------------------------
Net asset value, end of period ......................  $    10.14    $    12.40   $    10.63   $     9.36   $     8.36   $    7.97
                                                       ===========================================================================
==================================================================================================================================
Total Investment Return 2
----------------------------------------------------------------------------------------------------------------------------------
Based on net asset value ............................      (15.97%) 3     17.07%       13.57%       11.96%        4.89%      23.76%
                                                       ===========================================================================
==================================================================================================================================
Ratios to Average Net Assets 4
----------------------------------------------------------------------------------------------------------------------------------
Total expenses, after waiver ........................        0.96% 5       0.95%        1.04%        1.08%        1.13%       1.22%
                                                       ===========================================================================
Total expenses ......................................        0.96% 5       0.95%        1.04%        1.08%        1.13%       1.22%
                                                       ===========================================================================
Net investment income (loss) ........................        0.29% 5      (0.16%)      (0.22%)      (0.20%)      (0.45%)     (0.57%)
                                                       ===========================================================================
==================================================================================================================================
Supplemental Data
----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000) .....................  $  182,162    $  368,001   $  215,697   $  128,667   $   79,869   $  53,163
                                                       ===========================================================================
Portfolio turnover of the Portfolios ................          73%           87%         117%         132%         165%        178%
                                                       ===========================================================================

1     Based on average shares outstanding.
2     Total investment returns exclude the effects of any sales charges.
3     Aggregate total investment return.
4 Includes the Fund's share of the Portfolio's allocated expenses and/or net investment income.
5     Annualized.

See Notes to Financial Statements.


         BLACKROCK LARGE CAP SERIES FUNDS, INC.         APRIL 30, 2008        19

Financial Highlights (continued)                                   Institutional

                                                                              BlackRock Large Cap Value Fund
                                                       ----------------------------------------------------------------------------
                                                       Six Months
                                                         Ended
                                                        April 30,                        Year Ended October 31,
                                                          2008       --------------------------------------------------------------
                                                       (Unaudited)      2007         2006         2005         2004         2003
===================================================================================================================================
Per Share Operating Performance
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ................  $    20.95    $    18.96   $    17.12   $    14.71   $    12.89   $    10.21
                                                       ----------------------------------------------------------------------------
Net investment income 1 .............................        0.07          0.12         0.06         0.06         0.07         0.06
Net realized and unrealized gain (loss) .............       (2.39)         2.19         2.93         3.01         1.75         2.62
                                                       ----------------------------------------------------------------------------
Net increase (decrease) from investment operations ..       (2.32)         2.31         2.99         3.07         1.82         2.68
                                                       ----------------------------------------------------------------------------
Dividends and distributions from:
    Net investment income ...........................       (0.05)        (0.02)          --           --           --           --
    Net realized gain ...............................       (1.33)        (0.30)       (1.15)       (0.66)          --           --
                                                       ----------------------------------------------------------------------------
Total dividends and distributions ...................       (1.38)        (0.32)       (1.15)       (0.66)          --           --
                                                       ----------------------------------------------------------------------------
Net asset value, end of period ......................  $    17.25    $    20.95   $    18.96   $    17.12   $    14.71   $    12.89
                                                       ============================================================================
===================================================================================================================================
Total Investment Return 2
-----------------------------------------------------------------------------------------------------------------------------------
Based on net asset value ............................      (11.58%) 3     12.35%       18.06%       21.49%       14.12%       26.25%
                                                       ============================================================================
===================================================================================================================================
Ratios to Average Net Assets 4
-----------------------------------------------------------------------------------------------------------------------------------
Total expenses, after waiver ........................        0.89% 5       0.88%        0.94%        0.98%        1.01%        1.03%
                                                       ============================================================================
Total expenses ......................................        0.89% 5       0.88%        0.94%        0.98%        1.01%        1.03%
                                                       ============================================================================
Net investment income ...............................        0.74% 5       0.59%        0.32%        0.35%        0.49%        0.51%
                                                       ============================================================================
===================================================================================================================================
Supplemental Data
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000) .....................  $1,204,101    $1,327,046   $  990,081   $  446,172   $  194,625   $   92,736
                                                       ============================================================================
Portfolio turnover of the Portfolios ................          45%           72%          71%          95%         128%         157%
                                                       ============================================================================

1     Based on average shares outstanding.
2     Total investment returns exclude the effects of any sales charges.
3     Aggregate total investment return.
4 Includes the Fund's share of the Portfolio's allocated expenses and/or net investment income.
5     Annualized.

See Notes to Financial Statements.


20         BLACKROCK LARGE CAP SERIES FUNDS, INC.         APRIL 30, 2008

Financial Highlights (continued)                                         Service

                                                             BlackRock                               BlackRock
                                                             Large Cap                               Large Cap
                                                             Core Fund                              Growth Fund
                                                    ----------------------------     ------------------------------------------
                                                        Six                              Six
                                                      Months           Period          Months                         Period
                                                       Ended          Sept. 24,         Ended            Year         Oct. 2,
                                                      Apr. 30,         2007 1          Apr. 30,          Ended        2006 1
                                                        2008         to Oct. 31,         2008          Oct. 31,     to Oct. 31,
                                                    (Unaudited)         2007         (Unaudited)         2007          2006
===============================================================================================================================
Per Share Operating Performance
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period .............  $    14.33    $    14.02         $    12.37    $    10.62    $    10.18
                                                    ---------------------------------------------------------------------------
Net investment income (loss) 2 ...................        0.01         (0.01)                -- 3       (0.05)        (0.01)
Net realized and unrealized gain (loss) ..........       (2.25)         0.32              (1.96)         1.84          0.45
                                                    ---------------------------------------------------------------------------
Net increase (decrease) from investment operations       (2.24)         0.31              (1.96)         1.79          0.44
                                                    ---------------------------------------------------------------------------
Dividends and distributions from:
    Net investment income ........................          --            --                 --            --            --
    Net realized gain ............................       (0.38)           --              (0.31)        (0.04)           --
                                                    ---------------------------------------------------------------------------
Total dividends and distributions ................       (0.38)           --              (0.31)        (0.04)           --
                                                    ---------------------------------------------------------------------------
Net asset value, end of period ...................  $    11.71    $    14.33         $    10.10    $    12.37    $    10.62
                                                    ===========================================================================
===============================================================================================================================
Total Investment Return
-------------------------------------------------------------------------------------------------------------------------------
Based on net asset value .........................      (15.91%) 4      2.21% 4          (16.09%) 4     16.89%         4.32% 4
                                                    ===========================================================================
===============================================================================================================================
Ratios to Average Net Assets 5
-------------------------------------------------------------------------------------------------------------------------------
Total expenses, after waiver .....................        1.11% 6       1.14% 6            1.12% 6       1.20%         1.36% 6
                                                    ===========================================================================
Total expenses ...................................        1.11% 6       1.14% 6            1.12% 6       1.20%         1.36% 6
                                                    ===========================================================================
Net investment income (loss) .....................        0.20% 6      (0.52%) 6          (0.03%) 6     (0.42%)       (1.14%) 6
                                                    ===========================================================================
===============================================================================================================================
Supplemental Data
-------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000) ..................  $      520    $      640         $   13,890    $   11,134    $    5,014
                                                    ===========================================================================
Portfolio turnover of the Fund ...................          --             0%                --            --            --
                                                    ===========================================================================
Portfolio turnover of the Portfolios .............          52%           96%                73%           87%          117%
                                                    ===========================================================================

                                                                     BlackRock
                                                                     Large Cap
                                                                    Value Fund
                                                    ------------------------------------------
                                                        Six
                                                      Months                         Period
                                                       Ended            Year         Oct. 2,
                                                      Apr. 30,          Ended        2006 1
                                                        2008          Oct. 31,     to Oct. 31,
                                                    (Unaudited)         2007          2006
==============================================================================================
Per Share Operating Performance
----------------------------------------------------------------------------------------------
Net asset value, beginning of period .............  $    20.89    $    18.95    $    18.62
                                                    ------------------------------------------
Net investment income (loss) 2 ...................        0.05          0.06         (0.01)
Net realized and unrealized gain (loss) ..........       (2.38)         2.19          0.65
                                                    ------------------------------------------
Net increase (decrease) from investment operations       (2.33)         2.25          0.64
                                                    ------------------------------------------
Dividends and distributions from:
    Net investment income ........................       (0.02)        (0.01)           --
    Net realized gain ............................       (1.33)        (0.30)        (0.31)
                                                    ------------------------------------------
Total dividends and distributions ................       (1.35)        (0.31)        (0.31)
                                                    ------------------------------------------
Net asset value, end of period ...................  $    17.21    $    20.89    $    18.95
                                                    ==========================================
==============================================================================================
Total Investment Return
----------------------------------------------------------------------------------------------
Based on net asset value .........................      (11.70%) 4     12.01%         3.49% 4
                                                    ==========================================
==============================================================================================
Ratios to Average Net Assets 5
----------------------------------------------------------------------------------------------
Total expenses, after waiver .....................        1.10% 6       1.18%         1.35% 6
                                                    ==========================================
Total expenses ...................................        1.10% 6       1.18%         1.35% 6
                                                    ==========================================
Net investment income (loss) .....................        0.51% 6       0.29%        (1.14%) 6
                                                    ==========================================
==============================================================================================
Supplemental Data
----------------------------------------------------------------------------------------------
Net assets, end of period (000) ..................  $   33,175    $   33,790    $   24,828
                                                    ==========================================
Portfolio turnover of the Fund ...................          --            --            --
                                                    ==========================================
Portfolio turnover of the Portfolios .............          45%           72%           71%
                                                    ==========================================

1     Commencement of operations.
2     Based on average shares outstanding.
3     Amount is less than ($0.01) per share.
4     Aggregate total investment return.
5 Includes the Fund's share of the Portfolio's allocated expenses and/or net investment income.
6     Annualized.

See Notes to Financial Statements.


         BLACKROCK LARGE CAP SERIES FUNDS, INC.         APRIL 30, 2008        21

Financial Highlights (continued)                                      Investor A

                                                                              BlackRock Large Cap Core Fund
                                                       ---------------------------------------------------------------------------
                                                       Six Months
                                                         Ended
                                                        April 30,                        Year Ended October 31,
                                                          2008       -------------------------------------------------------------
                                                       (Unaudited)      2007         2006         2005         2004        2003
==================================================================================================================================
Per Share Operating Performance
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ................  $    14.33    $    13.97   $    13.01   $    11.15   $    10.23   $    8.25
                                                       ---------------------------------------------------------------------------
Net investment income (loss) 1 ......................        0.01           -- 2       (0.01)        0.01        (0.01)      (0.02)
Net realized and unrealized gain (loss) .............       (2.24)         1.79         2.08         1.94         0.93        2.00
                                                       ---------------------------------------------------------------------------
Net increase (decrease) from investment operations ..       (2.23)         1.79         2.07         1.95         0.92        1.98
                                                       ---------------------------------------------------------------------------
Distributions from net realized gain ................       (0.39)        (1.43)       (1.11)       (0.09)          --          --
                                                       ---------------------------------------------------------------------------
Net asset value, end of period ......................  $    11.71    $    14.33   $    13.97   $    13.01   $    11.15   $   10.23
                                                       ===========================================================================
==================================================================================================================================
Total Investment Return 3
----------------------------------------------------------------------------------------------------------------------------------
Based on net asset value ............................      (15.90%) 4     13.23%       16.61%       17.61%        8.99%      24.00%
                                                       ===========================================================================
==================================================================================================================================
Ratios to Average Net Assets 5
----------------------------------------------------------------------------------------------------------------------------------
Total expenses, after waiver ........................        1.11% 6       1.14%        1.14%        1.16%        1.18%       1.23%
                                                       ===========================================================================
Total expenses ......................................        1.21% 6       1.16%        1.14%        1.16%        1.18%       1.23%
                                                       ===========================================================================
Net investment income (loss) ........................        0.20% 6      (0.03%)      (0.06%)       0.05%       (0.09%)     (0.21%)
                                                       ===========================================================================
==================================================================================================================================
Supplemental Data
----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000) .....................  $1,493,816    $1,846,007   $1,028,585   $  629,682   $  392,896   $ 293,144
                                                       ===========================================================================
Portfolio turnover of the Fund ......................          --             0%           0%          --           --          --
                                                       ===========================================================================
Portfolio turnover of the Portfolios ................          52%           96%          88%          94%         135%        139%
                                                       ===========================================================================

1     Based on average shares outstanding.
2     Amount is less than ($0.01) per share.
3     Total investment returns exclude the effects of sales charge.
4     Aggregate total investment return.
5 Includes the Fund's share of the Portfolio's allocated expenses and/or net investment income.
6     Annualized.

See Notes to Financial Statements.


22         BLACKROCK LARGE CAP SERIES FUNDS, INC.         APRIL 30, 2008

Financial Highlights (continued)                                      Investor A

                                                                              BlackRock Large Cap Growth Fund
                                                       ---------------------------------------------------------------------------
                                                       Six Months
                                                         Ended
                                                        April 30,                        Year Ended October 31,
                                                          2008       -------------------------------------------------------------
                                                       (Unaudited)      2007         2006         2005         2004        2003
==================================================================================================================================
Per Share Operating Performance
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ................  $    12.15    $    10.44   $     9.22   $     8.26   $     7.89   $    6.39
                                                       ---------------------------------------------------------------------------
Net investment loss 1 ...............................       (0.01)        (0.05)       (0.06)       (0.04)       (0.06)      (0.05)
Net realized and unrealized gain (loss) .............       (1.92)         1.80         1.28         1.00         0.43        1.55
                                                       ---------------------------------------------------------------------------
Net increase (decrease) from investment operations ..       (1.93)         1.75         1.22         0.96         0.37        1.50
                                                       ---------------------------------------------------------------------------
Distributions from net realized gain ................       (0.31)        (0.04)          --           --           --          --
                                                       ---------------------------------------------------------------------------
Net asset value, end of period ......................  $     9.91    $    12.15   $    10.44   $     9.22   $     8.26   $    7.89
                                                       ===========================================================================
==================================================================================================================================
Total Investment Return 2
----------------------------------------------------------------------------------------------------------------------------------
Based on net asset value ............................      (16.14%) 3     16.80%       13.23%       11.62%        4.69%      23.47%
                                                       ===========================================================================
==================================================================================================================================
Ratios to Average Net Assets 4
----------------------------------------------------------------------------------------------------------------------------------
Total expenses, after waiver ........................        1.25% 5       1.27%        1.29%        1.33%        1.38%       1.46%
                                                       ===========================================================================
Total expenses ......................................        1.25% 5       1.27%        1.29%        1.33%        1.38%       1.46%
                                                       ===========================================================================
Net investment loss .................................       (0.11%) 5     (0.46%)      (0.48%)      (0.46%)      (0.69%)     (0.81%)
                                                       ===========================================================================
==================================================================================================================================
Supplemental Data
----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000) .....................  $  278,844    $  327,501   $  218,017   $  112,887   $   64,539   $  27,410
                                                       ===========================================================================
Portfolio turnover of the Portfolios ................          73%           87%         117%         132%         165%        178%
                                                       ===========================================================================

1     Based on average shares outstanding.
2     Total investment returns exclude the effects of sales charge.
3     Aggregate total investment return.
4 Includes the Fund's share of the Portfolio's allocated expenses and/or net investment income.
5     Annualized.

See Notes to Financial Statements.


         BLACKROCK LARGE CAP SERIES FUNDS, INC.         APRIL 30, 2008        23

Financial Highlights (continued)                                      Investor A

                                                                               BlackRock Large Cap Value Fund
                                                       ---------------------------------------------------------------------------
                                                       Six Months
                                                         Ended
                                                        April 30,                        Year Ended October 31,
                                                          2008       -------------------------------------------------------------
                                                       (Unaudited)      2007         2006         2005         2004        2003
==================================================================================================================================
Per Share Operating Performance
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ................  $    20.54    $    18.64   $    16.86   $    14.53   $    12.77   $   10.14
                                                       ---------------------------------------------------------------------------
Net investment income 1 .............................        0.04          0.06         0.01         0.02         0.03        0.03
Net realized and unrealized gain (loss) .............       (2.33)         2.16         2.89         2.97         1.73        2.60
                                                       ---------------------------------------------------------------------------
Net increase (decrease) from investment operations ..       (2.29)         2.22         2.90         2.99         1.76        2.63
                                                       ---------------------------------------------------------------------------
Dividends and distributions from:
    Net investment income ...........................       (0.01)        (0.02)          --           --           --          --
    Net realized gain ...............................       (1.33)        (0.30)       (1.12)       (0.66)          --          --
                                                       ---------------------------------------------------------------------------
Total dividends and distributions ...................       (1.34)        (0.32)       (1.12)       (0.66)          --          --
                                                       ---------------------------------------------------------------------------
Net asset value, end of period ......................  $    16.91    $    20.54   $    18.64   $    16.86   $    14.53   $   12.77
                                                       ===========================================================================
==================================================================================================================================
Total Investment Return 2
----------------------------------------------------------------------------------------------------------------------------------
Based on net asset value ............................      (11.68%) 3     12.04%       17.78%       21.20%       13.78%      25.94%
                                                       ===========================================================================
==================================================================================================================================
Ratios to Average Net Assets 4
----------------------------------------------------------------------------------------------------------------------------------
Total expenses, after waiver ........................        1.18% 5       1.17%        1.19%        1.23%        1.26%       1.28%
                                                       ===========================================================================
Total expenses ......................................        1.18% 5       1.17%        1.19%        1.23%        1.26%       1.28%
                                                       ===========================================================================
Net investment income ...............................        0.44% 5       0.28%        0.05%        0.10%        0.21%       0.24%
                                                       ===========================================================================
==================================================================================================================================
Supplemental Data
----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000) .....................  $2,328,992    $2,499,604   $1,652,442   $  371,216   $  161,867   $  90,358
                                                       ===========================================================================
Portfolio turnover of the Portfolios ................          45%           72%          71%          95%         128%        157%
                                                       ===========================================================================

1     Based on average shares outstanding.
2     Total investment returns exclude the effects of sales charge.
3     Aggregate total investment return.
4 Includes the Fund's share of the Portfolio's allocated expenses and/or net investment income.
5     Annualized.

See Notes to Financial Statements.


24         BLACKROCK LARGE CAP SERIES FUNDS, INC.         APRIL 30, 2008

Financial Highlights (continued)                                      Investor B

                                                                               BlackRock Large Cap Core Fund
                                                       ---------------------------------------------------------------------------
                                                       Six Months
                                                         Ended
                                                        April 30,                        Year Ended October 31,
                                                          2008       -------------------------------------------------------------
                                                       (Unaudited)      2007         2006         2005         2004        2003
==================================================================================================================================
Per Share Operating Performance
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ................  $    13.57    $    13.30   $    12.43   $    10.74   $     9.93   $    8.07
                                                       ---------------------------------------------------------------------------
Net investment loss 1 ...............................       (0.03)        (0.10)       (0.11)       (0.08)       (0.09)      (0.08)
Net realized and unrealized gain (loss) .............       (2.13)         1.69         1.99         1.86         0.90        1.94
                                                       ---------------------------------------------------------------------------
Net increase (decrease) from investment operations ..       (2.16)         1.59         1.88         1.78         0.81        1.86
                                                       ---------------------------------------------------------------------------
Distributions from net realized gain ................       (0.37)        (1.32)       (1.01)       (0.09)          --          --
                                                       ---------------------------------------------------------------------------
Net asset value, end of period ......................  $    11.04    $    13.57   $    13.30   $    12.43   $    10.74   $    9.93
                                                       ===========================================================================
==================================================================================================================================
Total Investment Return 2
----------------------------------------------------------------------------------------------------------------------------------
Based on net asset value ............................      (16.22%) 3     12.30%       15.72%       16.69%        8.16%      23.05%
                                                       ===========================================================================
==================================================================================================================================
Ratios to Average Net Assets 4
----------------------------------------------------------------------------------------------------------------------------------
Total expenses, after waiver ........................        1.91% 5       1.93%        1.91%        1.93%        1.95%       2.00%
                                                       ===========================================================================
Total expenses ......................................        2.05% 5       1.94%        1.91%        1.93%        1.95%       2.00%
                                                       ===========================================================================
Net investment loss .................................       (0.58%) 5     (0.78%)      (0.83%)      (0.66%)      (0.86%)     (0.96%)
                                                       ===========================================================================
==================================================================================================================================
Supplemental Data
----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000) .....................  $  339,925    $  494,478   $  467,145   $  446,242   $  412,162   $ 389,598
                                                       ===========================================================================
Portfolio turnover of the Fund ......................          --             0%           0%          --           --          --
                                                       ===========================================================================
Portfolio turnover of the Portfolios ................          52%           96%          88%          94%         135%        139%
                                                       ===========================================================================

1     Based on average shares outstanding.
2     Total investment returns exclude the effects of sales charge.
3     Aggregate total investment return.
4 Includes the Fund's share of the Portfolio's allocated expenses and/or net investment income.
5     Annualized.

See Notes to Financial Statements.


         BLACKROCK LARGE CAP SERIES FUNDS, INC.         APRIL 30, 2008        25

Financial Highlights (continued)                                      Investor B

                                                                              BlackRock Large Cap Growth Fund
                                                       ---------------------------------------------------------------------------
                                                       Six Months
                                                         Ended
                                                        April 30,                        Year Ended October 31,
                                                          2008       -------------------------------------------------------------
                                                       (Unaudited)      2007         2006         2005         2004        2003
==================================================================================================================================
Per Share Operating Performance
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ................  $    11.43    $     9.91   $     8.82   $     7.96   $     7.66   $    6.25
                                                       ---------------------------------------------------------------------------
Net investment loss 1 ...............................       (0.04)        (0.13)       (0.12)       (0.10)       (0.12)      (0.10)
Net realized and unrealized gain (loss) .............       (1.81)         1.69         1.21         0.96         0.42        1.51
                                                       ---------------------------------------------------------------------------
Net increase (decrease) from investment operations ..       (1.85)         1.56         1.09         0.86         0.30        1.41
                                                       ---------------------------------------------------------------------------
Distributions from net realized gain ................       (0.31)        (0.04)          --           --           --          --
                                                       ---------------------------------------------------------------------------
Net asset value, end of period ......................  $     9.27    $    11.43   $     9.91   $     8.82   $     7.96   $    7.66
                                                       ===========================================================================
==================================================================================================================================
Total Investment Return 2
----------------------------------------------------------------------------------------------------------------------------------
Based on net asset value ............................      (16.46%) 3     15.78%       12.36%       10.80%        3.92%      22.56%
                                                       ===========================================================================
==================================================================================================================================
Ratios to Average Net Assets 4
----------------------------------------------------------------------------------------------------------------------------------
Total expenses, after waiver ........................        2.04% 5       2.08%        2.07%        2.11%        2.16%       2.27%
                                                       ===========================================================================
Total expenses ......................................        2.04% 5       2.08%        2.07%        2.11%        2.16%       2.27%
                                                       ===========================================================================
Net investment loss .................................       (0.88%) 5     (1.26%)      (1.25%)      (1.15%)      (1.48%)     (1.61%)
                                                       ===========================================================================
==================================================================================================================================
Supplemental Data
----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000) .....................  $   72,566    $  105,513   $  107,113   $   95,593   $   93,382   $ 100,683
                                                       ===========================================================================
Portfolio turnover of the Portfolios ................          73%           87%         117%         132%         165%        178%
                                                       ===========================================================================

1     Based on average shares outstanding.
2     Total investment returns exclude the effects of sales charge.
3     Aggregate total investment return.
4 Includes the Fund's share of the Portfolio's allocated expenses and/or net investment income.
5     Annualized.

See Notes to Financial Statements.


26         BLACKROCK LARGE CAP SERIES FUNDS, INC.         APRIL 30, 2008

Financial Highlights (continued)                                      Investor B

                                                                               BlackRock Large Cap Value Fund
                                                       ---------------------------------------------------------------------------
                                                       Six Months
                                                         Ended
                                                        April 30,                        Year Ended October 31,
                                                          2008       -------------------------------------------------------------
                                                       (Unaudited)      2007         2006         2005         2004        2003
==================================================================================================================================
Per Share Operating Performance
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ................  $    19.41    $    17.76   $    16.12   $    14.02   $    12.41   $    9.93
                                                       ---------------------------------------------------------------------------
Net investment loss 1 ...............................       (0.03)        (0.09)       (0.11)       (0.09)       (0.07)      (0.05)
Net realized and unrealized gain (loss) .............       (2.21)         2.04         2.74         2.85         1.68        2.53
                                                       ---------------------------------------------------------------------------
Net increase (decrease) from investment operations ..       (2.24)         1.95         2.63         2.76         1.61        2.48
                                                       ---------------------------------------------------------------------------
Distributions from net realized gain ................       (1.18)        (0.30)       (0.99)       (0.66)          --          --
                                                       ---------------------------------------------------------------------------
Net asset value, end of period ......................  $    15.99    $    19.41   $    17.76   $    16.12   $    14.02   $   12.41
                                                       ===========================================================================
==================================================================================================================================
Total Investment Return 2
----------------------------------------------------------------------------------------------------------------------------------
Based on net asset value ............................      (12.04%) 3     11.11%       16.81%       20.29%       12.97%      24.97%
                                                       ===========================================================================
==================================================================================================================================
Ratios to Average Net Assets 4
----------------------------------------------------------------------------------------------------------------------------------
Total expenses, after waiver ........................        1.97% 5       1.98%        1.96%        2.00%        2.02%       2.05%
                                                       ===========================================================================
Total expenses ......................................        1.97% 5       1.98%        1.96%        2.00%        2.02%       2.05%
                                                       ===========================================================================
Net investment loss .................................       (0.32%) 5     (0.47%)      (0.67%)      (0.60%)      (0.53%)     (0.50%)
                                                       ===========================================================================
==================================================================================================================================
Supplemental Data
----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000) .....................  $  199,192    $  277,113   $  309,795   $  261,345   $  222,055   $ 202,190
                                                       ===========================================================================
Portfolio turnover of the Portfolios ................          45%           72%          71%          95%         128%        157%
                                                       ===========================================================================

1     Based on average shares outstanding.
2     Total investment returns exclude the effects of sales charge.
3     Aggregate total investment return.
4 Includes the Fund's share of the Portfolio's allocated expenses and/or net investment income.
5     Annualized.

See Notes to Financial Statements.


         BLACKROCK LARGE CAP SERIES FUNDS, INC.         APRIL 30, 2008        27

Financial Highlights (continued)                                      Investor C

                                                                               BlackRock Large Cap Core Fund
                                                       ---------------------------------------------------------------------------
                                                       Six Months
                                                         Ended
                                                        April 30,                        Year Ended October 31,
                                                          2008       -------------------------------------------------------------
                                                       (Unaudited)      2007         2006         2005         2004        2003
==================================================================================================================================
Per Share Operating Performance
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ................  $    13.51    $    13.26   $    12.43   $    10.73   $     9.93   $    8.07
                                                       ---------------------------------------------------------------------------
Net investment loss 1 ...............................       (0.04)        (0.11)       (0.11)       (0.09)       (0.09)      (0.08)
Net realized and unrealized gain (loss) .............       (2.12)         1.71         1.97         1.88         0.89        1.94
                                                       ---------------------------------------------------------------------------
Net increase (decrease) from investment operations ..       (2.16)         1.60         1.86         1.79         0.80        1.86
                                                       ---------------------------------------------------------------------------
Distributions from net realized gain ................       (0.37)        (1.35)       (1.03)       (0.09)          --          --
                                                       ---------------------------------------------------------------------------
Net asset value, end of period ......................  $    10.98    $    13.51   $    13.26   $    12.43   $    10.73   $    9.93
                                                       ---------------------------------------------------------------------------
==================================================================================================================================
Total Investment Return 2
----------------------------------------------------------------------------------------------------------------------------------
Based on net asset value ............................      (16.30%) 3     12.40%       15.64%       16.80%        8.06%      23.05%
                                                       ===========================================================================
==================================================================================================================================
Ratios to Average Net Assets 4
----------------------------------------------------------------------------------------------------------------------------------
Total expenses, after waiver ........................        1.95% 5       1.93%        1.91%        1.94%        1.96%       2.01%
                                                       ===========================================================================
Total expenses ......................................        1.95% 5       1.93%        1.91%        1.94%        1.96%       2.01%
                                                       ===========================================================================
Net investment loss .................................       (0.64%) 5     (0.79%)      (0.84%)      (0.73%)      (0.86%)     (0.97%)
                                                       ===========================================================================
==================================================================================================================================
Supplemental Data
----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000) .....................  $1,141,527    $1,447,336   $1,176,244   $  737,063   $  430,689   $ 250,491
                                                       ===========================================================================
Portfolio turnover of the Fund ......................          --             0%           0%          --           --          --
                                                       ===========================================================================
Portfolio turnover of the Portfolios ................          52%           96%          88%          94%         135%        139%
                                                       ===========================================================================

1     Based on average shares outstanding.
2     Total investment returns exclude the effects of sales charge.
3     Aggregate total investment return.
4 Includes the Fund's share of the Portfolio's allocated expenses and/or net investment income.
5     Annualized.

See Notes to Financial Statements.


28         BLACKROCK LARGE CAP SERIES FUNDS, INC.         APRIL 30, 2008

Financial Highlights (continued)                                      Investor C

                                                                              BlackRock Large Cap Growth Fund
                                                       ---------------------------------------------------------------------------
                                                       Six Months
                                                         Ended
                                                        April 30,                        Year Ended October 31,
                                                          2008       -------------------------------------------------------------
                                                       (Unaudited)      2007         2006         2005         2004        2003
==================================================================================================================================
Per Share Operating Performance
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ................  $    11.42    $     9.90   $     8.81   $     7.95   $     7.65   $    6.25
                                                       ---------------------------------------------------------------------------
Net investment loss 1 ...............................       (0.04)        (0.13)       (0.12)       (0.10)       (0.12)      (0.10)
Net realized and unrealized gain (loss) .............       (1.80)         1.69         1.21         0.96         0.42        1.50
                                                       ---------------------------------------------------------------------------
Net increase (decrease) from investment operations ..       (1.84)         1.56         1.09         0.86         0.30        1.40
                                                       ---------------------------------------------------------------------------
Distributions from net realized gain ................       (0.31)        (0.04)          --           --           --          --
                                                       ---------------------------------------------------------------------------
Net asset value, end of period ......................  $     9.27    $    11.42   $     9.90   $     8.81   $     7.95   $    7.65
                                                       ===========================================================================
==================================================================================================================================
Total Investment Return 2
----------------------------------------------------------------------------------------------------------------------------------
Based on net asset value ............................      (16.39%) 3     15.79%       12.37%       10.82%        3.92%      22.40%
                                                       ===========================================================================
==================================================================================================================================
Ratios to Average Net Assets 4
----------------------------------------------------------------------------------------------------------------------------------
Total expenses, after waiver ........................        2.01% 5       2.04%        2.06%        2.11%        2.16%       2.27%
                                                       ===========================================================================
Total expenses ......................................        2.01% 5       2.04%        2.06%        2.11%        2.16%       2.27%
                                                       ===========================================================================
Net investment loss .................................       (0.87%) 5     (1.24%)      (1.25%)      (1.19%)      (1.48%)     (1.62%)
                                                       ===========================================================================
==================================================================================================================================
Supplemental Data
----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000) .....................  $  228,089    $  280,142   $  185,337   $  125,150   $   94,969   $  68,337
                                                       ===========================================================================
Portfolio turnover of the Portfolios ................          73%           87%         117%         132%         165%        178%
                                                       ===========================================================================

1     Based on average shares outstanding.
2     Total investment returns exclude the effects of sales charge.
3     Aggregate total investment return.
4 Includes the Fund's share of the Portfolio's allocated expenses and/or net investment income.
5     Annualized.

See Notes to Financial Statements.


         BLACKROCK LARGE CAP SERIES FUNDS, INC.         APRIL 30, 2008        29

Financial Highlights (continued)                                      Investor C

                                                                               BlackRock Large Cap Value Fund
                                                       ---------------------------------------------------------------------------
                                                       Six Months
                                                         Ended
                                                        April 30,                        Year Ended October 31,
                                                          2008       -------------------------------------------------------------
                                                       (Unaudited)      2007         2006         2005         2004        2003
==================================================================================================================================
Per Share Operating Performance
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ................  $    19.37    $    17.72   $    16.11   $    14.01   $    12.41   $    9.93
                                                       ---------------------------------------------------------------------------
Net investment loss 1 ...............................       (0.03)        (0.09)       (0.12)       (0.10)       (0.07)      (0.05)
Net realized and unrealized gain (loss) .............       (2.21)         2.04         2.76         2.86         1.67        2.53
                                                       ---------------------------------------------------------------------------
Net increase (decrease) from investment operations ..       (2.24)         1.95         2.64         2.76         1.60        2.48
                                                       ---------------------------------------------------------------------------
Distributions from net realized gain ................       (1.21)        (0.30)       (1.03)       (0.66)          --          --
                                                       ---------------------------------------------------------------------------
Net asset value, end of period ......................  $    15.92    $    19.37   $    17.72   $    16.11   $    14.01   $   12.41
                                                       ===========================================================================
==================================================================================================================================
Total Investment Return 2
----------------------------------------------------------------------------------------------------------------------------------
Based on net asset value ............................      (12.09%) 3     11.14%       16.89%       20.31%       12.89%      24.97%
                                                       ===========================================================================
==================================================================================================================================
Ratios to Average Net Assets 4
----------------------------------------------------------------------------------------------------------------------------------
Total expenses, after waiver ........................        1.97% 5       1.97%        1.96%        2.00%        2.03%       2.06%
                                                       ===========================================================================
Total expenses ......................................        1.97% 5       1.97%        1.96%        2.00%        2.03%       2.06%
                                                       ===========================================================================
Net investment loss .................................       (0.33%) 5     (0.50%)      (0.69%)      (0.65%)      (0.54%)     (0.51%)
                                                       ===========================================================================
==================================================================================================================================
Supplemental Data
----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000) .....................  $  752,485    $  959,039   $  754,266   $  409,937   $  219,806   $ 129,456
                                                       ===========================================================================
Portfolio turnover of the Portfolios ................          45%           72%          71%          95%         128%        157%
                                                       ===========================================================================

1     Based on average shares outstanding.
2     Total investment returns exclude the effects of sales charge.
3     Aggregate total investment return.
4 Includes the Fund's share of the Portfolio's allocated expenses and/or net investment income.
5     Annualized.

See Notes to Financial Statements.


30         BLACKROCK LARGE CAP SERIES FUNDS, INC.         APRIL 30, 2008

Financial Highlights (continued)                                         Class R

                                                                             BlackRock Large Cap Core Fund
                                                     ---------------------------------------------------------------------------
                                                     Six Months                                                         Period
                                                       Ended                                                          January 3,
                                                      April 30,                  Year Ended October 31,                2003 1 to
                                                        2008       -------------------------------------------------  October 31,
                                                     (Unaudited)      2007         2006         2005         2004        2003
================================================================================================================================
Per Share Operating Performance
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ..............  $    13.85    $    13.56   $    12.68   $    10.89   $    10.02   $    8.12
                                                     ---------------------------------------------------------------------------
Net investment loss 2 .............................       (0.01)        (0.05)       (0.04)       (0.03)       (0.03)      (0.05)
Net realized and unrealized gain (loss) ...........       (2.17)         1.75         2.02         1.91         0.90        1.95
                                                     ---------------------------------------------------------------------------
Net increase (decrease) from investment operations        (2.18)         1.70         1.98         1.88         0.87        1.90
                                                     ---------------------------------------------------------------------------
Distributions from net realized gain ..............       (0.38)        (1.41)       (1.10)       (0.09)          --          --
                                                     ---------------------------------------------------------------------------
Net asset value, end of period ....................  $    11.29    $    13.85   $    13.56   $    12.68   $    10.89   $   10.02
                                                     ===========================================================================
================================================================================================================================
Total Investment Return
--------------------------------------------------------------------------------------------------------------------------------
Based on net asset value per share ................      (16.07%) 3     12.90%       16.29%       17.39%        8.68%      23.40% 3
                                                     ===========================================================================
================================================================================================================================
Ratios to Average Net Assets 4
--------------------------------------------------------------------------------------------------------------------------------
Total expenses, after waiver ......................        1.51% 5       1.45%        1.39%        1.42%        1.43%       1.48% 5
                                                     ===========================================================================
Total expenses ....................................        1.51% 5       1.45%        1.39%        1.42%        1.43%       1.48% 5
                                                     ===========================================================================
Net investment loss ...............................       (0.21%) 5     (0.33%)      (0.32%)      (0.28%)      (0.32%)     (0.44%) 5
                                                     ===========================================================================
================================================================================================================================
Supplemental Data
--------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000) ...................  $  141,886    $  160,861   $  108,762   $   46,379   $   15,160   $     119
                                                     ===========================================================================
Portfolio turnover of the Fund ....................          --             0%           0%          --           --          --
                                                     ===========================================================================
Portfolio turnover of the Portfolios ..............          52%           96%          88%          94%         135%        139%
                                                     ===========================================================================

1     Commencement of operations.
2     Based on average shares outstanding.
3     Aggregate total investment return.
4 Includes the Fund's share of the Portfolio's allocated expenses and/or net investment income.
5     Annualized.

See Notes to Financial Statements.


         BLACKROCK LARGE CAP SERIES FUNDS, INC.         APRIL 30, 2008        31

Financial Highlights (continued)                                         Class R

                                                                             BlackRock Large Cap Growth Fund
                                                     ---------------------------------------------------------------------------
                                                     Six Months                                                         Period
                                                       Ended                                                          January 3,
                                                      April 30,                  Year Ended October 31,                2003 1 to
                                                        2008       -------------------------------------------------  October 31,
                                                     (Unaudited)      2007         2006         2005         2004        2003
================================================================================================================================
Per Share Operating Performance
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ..............  $    11.79    $    10.17   $     9.00   $     8.08   $     7.74   $    6.16
                                                     ---------------------------------------------------------------------------
Net investment loss 2 .............................       (0.02)        (0.09)       (0.07)       (0.07)       (0.06)      (0.05)
Net realized and unrealized gain (loss) ...........       (1.86)         1.75         1.24         0.99         0.40        1.63
                                                     ---------------------------------------------------------------------------
Net increase (decrease) from investment operations        (1.88)         1.66         1.17         0.92         0.34        1.58
                                                     ---------------------------------------------------------------------------
Distributions from net realized gain ..............       (0.31)        (0.04)          --           --           --          --
                                                     ---------------------------------------------------------------------------
Net asset value, end of period ....................  $     9.60    $    11.79   $    10.17   $     9.00   $     8.08   $    7.74
                                                     ===========================================================================
================================================================================================================================
Total Investment Return
--------------------------------------------------------------------------------------------------------------------------------
Based on net asset value ..........................      (16.21%) 3     16.36%       13.00%       11.39%        4.39%      25.65% 3
                                                     ===========================================================================
================================================================================================================================
Ratios to Average Net Assets 4
--------------------------------------------------------------------------------------------------------------------------------
Total expenses, after waiver ......................        1.59% 5       1.58%        1.54%        1.58%        1.61%       1.72% 5
                                                     ===========================================================================
Total expenses ....................................        1.59% 5       1.58%        1.54%        1.58%        1.61%       1.72% 5
                                                     ===========================================================================
Net investment loss ...............................       (0.45%) 5     (0.79%)      (0.73%)      (0.75%)      (0.95%)     (0.94%) 5
                                                     ===========================================================================
================================================================================================================================
Supplemental Data
--------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000) ...................  $   81,155    $   95,637   $   53,356   $   26,566   $   11,304   $     290
                                                     ===========================================================================
Portfolio turnover of the Portfolios ..............          73%           87%         117%         132%         165%        178%
                                                     ===========================================================================

1     Commencement of operations.
2     Based on average shares outstanding.
3     Aggregate total investment return.
4 Includes the Fund's share of the Portfolio's allocated expenses and/or net investment income.
5     Annualized.

See Notes to Financial Statements.


32         BLACKROCK LARGE CAP SERIES FUNDS, INC.         APRIL 30, 2008

Financial Highlights (concluded)                                         Class R

                                                                             BlackRock Large Cap Value Fund
                                                     ---------------------------------------------------------------------------
                                                     Six Months                                                         Period
                                                       Ended                                                          January 3,
                                                      April 30,                  Year Ended October 31,                2003 1 to
                                                        2008       -------------------------------------------------  October 31,
                                                     (Unaudited)      2007         2006         2005         2004        2003
================================================================================================================================
Per Share Operating Performance
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ..............  $    19.92    $    18.13   $    16.46   $    14.23   $    12.54   $   10.12
                                                     ---------------------------------------------------------------------------
Net investment income (loss) 2 ....................        0.01         (0.01)       (0.03)       (0.03)        -- 3        0.01
Net realized and unrealized gain (loss) ...........       (2.27)         2.11         2.80         2.92         1.69        2.41
                                                     ---------------------------------------------------------------------------
Net increase (decrease) from investment operations        (2.26)         2.10         2.77         2.89         1.69        2.42
                                                     ---------------------------------------------------------------------------
Dividends and distributions from:
    Net investment income .........................          --         (0.01)          --           --           --          --
    Net realized gain .............................       (1.30)        (0.30)       (1.10)       (0.66)          --          --
                                                     ---------------------------------------------------------------------------
Total dividends and distributions .................       (1.30)        (0.31)       (1.10)       (0.66)          --          --
                                                     ---------------------------------------------------------------------------
Net asset value, end of period ....................  $    16.36    $    19.92   $    18.13   $    16.46   $    14.23   $   12.54
                                                     ===========================================================================
================================================================================================================================
Total Investment Return
--------------------------------------------------------------------------------------------------------------------------------
Based on net asset value ..........................      (11.87%) 4     11.71%       17.41%       20.93%       13.48%      23.91% 4
                                                     ===========================================================================
================================================================================================================================
Ratios to Average Net Assets 5
--------------------------------------------------------------------------------------------------------------------------------
Total expenses, after waiver ......................        1.51% 6       1.50%        1.45%        1.48%        1.53%       1.53% 6
                                                     ===========================================================================
Total expenses ....................................        1.51% 6       1.50%        1.45%        1.48%        1.53%       1.53% 6
                                                     ===========================================================================
Net investment income (loss) ......................        0.10% 6      (0.06%)      (0.19%)      (0.19%)      (0.03%)      0.01% 6
                                                     ===========================================================================
================================================================================================================================
Supplemental Data
--------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000) ...................  $  200,255    $  211,115   $  119,085   $   45,894   $   11,362   $      12
                                                     ===========================================================================
Portfolio turnover of the Portfolios ..............          45%           72%          71%          95%         128%        157%
                                                     ===========================================================================

1     Commencement of operations.
2     Based on average shares outstanding.
3     Amount is less than $(0.01) per share.
4     Aggregate total investment return.
5 Includes the Fund's share of the Portfolio's allocated expenses and/or net investment income.
6     Annualized.

See Notes to Financial Statements.


         BLACKROCK LARGE CAP SERIES FUNDS, INC.         APRIL 30, 2008        33

Notes to Financial Statements (Unaudited)
                                          BlackRock Large Cap Series Funds, Inc.

1. Significant Accounting Policies:

BlackRock Large Cap Core Fund, BlackRock Large Cap Growth Fund and BlackRock Large Cap Value Fund (the "Funds" or, individually, as the "Fund"), constituting BlackRock Large Cap Series Funds, Inc., are registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as diversified, open-end management investment companies. Each Fund seeks to achieve its investment objective by investing all, or a portion of, their assets in Master Large Cap Core Portfolio, Master Large Cap Growth Portfolio and Master Large Cap Value Portfolio (the "Portfolios" or individually as the "Portfolio"), respectively, constituting Master Large Cap Series LLC (the "Master LLC"), which has the same investment objective and strategies as the corresponding Funds. The value of the Funds' investment in the Portfolios reflects the Funds' proportionate interest in the net assets of the Portfolios. The performance of the Funds is directly affected by the performance of the Portfolios. The financial statements of the Portfolios, including the Schedules of Investments, are included elsewhere in this report and should be read in conjunction with the Funds' financial statements. The Funds' financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. Actual results may differ from these estimates. The percentages of Master Large Cap Core Portfolio, Master Large Cap Growth Portfolio and Master Large Cap Value Portfolio owned by BlackRock Large Cap Core Fund, BlackRock Large Cap Growth Fund and BlackRock Large Cap Value Fund, were 94.1%, 84.2% and 96.3%, respectively. The Funds offer multiple classes of shares. Institutional and Service Shares are sold without a sales charge and only to certain eligible investors. Investor A Shares are generally sold with a front-end sales charge. Investor B and Investor C Shares may be subject to a contingent deferred sales charge. Class R Shares are sold only to certain retirement plans. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Investor A, Investor B, Investor C and Class R Shares bear certain expenses related to the shareholder servicing of such shares, and Investor B, Investor C and Class R Shares also bear certain expenses related to the distribution of such shares. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures (except that Investor B shareholders may vote on material changes to the Investor A distribution plan).

The following is a summary of significant accounting policies followed by the
Funds:

Valuation of Investments: Each Fund records its investment in the Portfolios at fair value. Valuation of securities held by the Portfolios is discussed in Note 1 of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

Investment Transactions and Net Investment Income: Investment transactions in the Portfolios are accounted for on a trade date basis. Each Fund records daily its proportionate share of the Portfolio's income, expenses and realized and unrealized gains and losses. In addition, each Fund accrues its own expenses. Income, realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

Dividends and Distributions to Shareholders: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates.

Income Taxes: It is each Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

Effective April 30, 2008, each Fund implemented Financial Accounting Standards Board ("FASB") Interpretation No. 48, "Accounting for Uncertainty in Income Taxes -- an interpretation of FASB Statement No. 109" ("FIN 48"). FIN 48 prescribes the minimum recognition threshold a tax position must meet in connection with accounting for uncertainties in income tax positions taken or expected to be taken by an entity, including investment companies, before being measured and recognized in the financial statements. The administrator has evaluated the application of FIN 48 to the Portfolios and has determined that the adoption of FIN 48 does not have a material impact on the Portfolios' financial statements. Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Portfolios' U.S. federal tax returns remains open for the years ended October 31, 2004 through October 31, 2006. The statutes of limitations on each Fund's state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Recent Accounting Pronouncements: In September 2006, Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. The impact on each Fund's financial statement disclosures, if any, is currently being assessed.

In addition, in February 2007, Statement of Financial Accounting Standards No. 159,"The Fair Value Option for Financial Assets and Financial Liabilities" ("FAS 159"), was issued and is effective for fiscal years beginning after November 15, 2007. Early adoption is permitted as of the beginning of a fiscal year that begins on or before November 15, 2007, provided the entity also elects to apply the provisions of FAS 157. FAS 159 permits entities to choose to measure many financial instruments and certain other items at fair value that are not currently required to be measured at fair value. FAS 159 also establishes presentation and disclosure requirements designed to facilitate comparisons between entities that choose different measurement attributes for similar types of assets and liabilities. The impact on each Fund's financial statement disclosures, if any, is currently being assessed.


34         BLACKROCK LARGE CAP SERIES FUNDS, INC.         APRIL 30, 2008

                                          BlackRock Large Cap Series Funds, Inc.

In March 2008, Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities -- an amendment of FASB Statement No. 133" ("FAS 161"), was issued and is effective for fiscal years beginning after November 15, 2008. FAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity's results of operations and financial position. The administrator is currently evaluating the implications of FAS 161 and the impact on each Fund's financial statement disclosures, if any, is currently being assessed.

Other: Expenses directly related to each Fund or its classes are charged to that Fund or class. Other operating expenses shared by several funds are pro-rated among those funds on the basis of relative net assets or other appropriate methods. Other expenses of each Fund are allocated daily to each class based on its relative net assets.

2. Transactions with Affiliates:

Each Fund has entered into an Administration Agreement with BlackRock Advisors, LLC (the "Administrator"), an indirect, wholly owned subsidiary of BlackRock, Inc., to provide administrative services (other than investment advice and related portfolio activities). For such services, each Fund pays a monthly fee at an annual rate of 0.25% of each Fund's average daily net assets. Merrill Lynch & Co., Inc. ("Merrill Lynch") and The PNC Financial Services Group, Inc. ("PNC") are principal owners of BlackRock, Inc.

With respect to the BlackRock Large Cap Core Fund, the Administrator contractually agreed to waive and/or reimburse fees and/or expenses in order to limit expenses (excluding interest expense and certain other fund expenses) as a percentage of average daily net assets allocated to certain classes of the Fund as follows: 1.11% (for Investor A Shares), and 1.91% (for Investor B Shares). For the six months ended April 30, 2008, the Administrator earned fees of $5,767,513, of which $1,079,413 were waived. The Administrator has agreed not to reduce or discontinue this contractual waiver or reimbursement until October 31, 2008, unless approved by the Board of Directors, including a majority of the non-interested Directors.

Each Fund has also entered into separate Distribution Agreements and Distribution Plans with FAM Distributors, Inc. ("FAMD") and BlackRock Distributors, Inc. and its affiliates ("BDI") (collectively, the "Distributor"). FAMD is a wholly owned subsidiary of Merrill Lynch Group, Inc., and BDI is an affiliate of BlackRock, Inc.

Pursuant to the Distribution Plans adopted by the Funds in accordance with Rule 12b-1 under the 1940 Act, the Funds pay the Distributor ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares as follows:

--------------------------------------------------------------------------------
                                                    Service         Distribution
                                                      Fee               Fee
--------------------------------------------------------------------------------
Service .........................................    0.25%               --
Investor A ......................................    0.25%               --
Investor B ......................................    0.25%             0.75%
Investor C ......................................    0.25%             0.75%
Class R .........................................    0.25%             0.25%
--------------------------------------------------------------------------------

Pursuant to sub-agreements with each Distributor, broker-dealers, including Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a wholly owned subsidiary of Merrill Lynch, and each Distributor provide shareholder servicing and distribution services to the Funds. The ongoing service fee and/or distribution fee compensates the Distributor and each broker-dealer for providing shareholder servicing and/or distribution-related services to Service, Investor A, Investor B, Investor C and Class R shareholders.

For the six months ended April 30, 2008, the Distributor earned underwriting discounts and dealer concessions on sales of the Funds' Investor A Shares, which totaled as follows:

--------------------------------------------------------------------------------
                                                                      Investor A
--------------------------------------------------------------------------------
BlackRock Large Cap Core Fund ......................................   $460,760
BlackRock Large Cap Growth Fund ....................................   $101,395
BlackRock Large Cap Value Fund .....................................   $ 94,370
--------------------------------------------------------------------------------

For the six months ended April 30, 2008, affiliates received contingent deferred sales charges relating to transactions in Investor B and Investor C Shares as follows:

--------------------------------------------------------------------------------
                                                      Investor B      Investor C
--------------------------------------------------------------------------------
BlackRock Large Cap Core Fund ......................   $185,422        $109,586
BlackRock Large Cap Growth Fund ....................   $ 31,959        $ 20,012
BlackRock Large Cap Value Fund .....................   $ 88,345        $ 78,729
--------------------------------------------------------------------------------

In addition, affiliates received contingent deferred sales charges relating to transactions subject to front-end sales charge waivers for Investor A Shares as follows:

--------------------------------------------------------------------------------
                                                                      Investor A
--------------------------------------------------------------------------------
BlackRock Large Cap Core Fund ......................................    $12,112
BlackRock Large Cap Growth Fund ....................................    $ 1,238
BlackRock Large Cap Value Fund .....................................    $10,452
--------------------------------------------------------------------------------

The Administrator maintains a call center, which is responsible for providing certain shareholder services to each Fund, such as responding to shareholder inquiries and processing transactions based upon instructions from shareholders with respect to the subscription and redemption of Fund shares. During the six months ended April 30, 2008, the following amounts have been accrued by each Fund to reimburse the Administrator


         BLACKROCK LARGE CAP SERIES FUNDS, INC.         APRIL 30, 2008        35

                                          BlackRock Large Cap Series Funds, Inc.

for costs incurred running the call center, which are a component of the transfer agent fees in the accompanying Statements of Operations.

--------------------------------------------------------------------------------
BlackRock Large Cap Core Fund                                   Call Center Fees
--------------------------------------------------------------------------------
Institutional .................................................     $ 26,963
Service .......................................................     $     24
Investor A ....................................................     $138,918
Investor B ....................................................     $ 53,987
Investor C ....................................................     $ 20,353
Class R .......................................................     $  1,566
--------------------------------------------------------------------------------
BlackRock Large Cap Growth Fund
--------------------------------------------------------------------------------
Institutional .................................................     $  1,005
Service .......................................................     $    225
Investor A ....................................................     $  2,958
Investor B ....................................................     $  1,452
Investor C ....................................................     $  1,896
Class R .......................................................     $    384
--------------------------------------------------------------------------------
BlackRock Large Cap Value Fund
--------------------------------------------------------------------------------
Institutional .................................................     $ 16,217
Service .......................................................     $  2,687
Investor A ....................................................     $114,443
Investor B ....................................................     $ 11,778
Investor C ....................................................     $ 16,549
Class R .......................................................     $  2,166
--------------------------------------------------------------------------------

PFPC Inc., an indirect, wholly owned subsidiary of PNC and an affiliate of the Administrator, serves as transfer agent. Each class of the Funds bears the costs of transfer agent fees associated with such respective classes. Transfer agency fees borne by each class of the Funds are comprised of those fees charged for all shareholder communications including shareholder reports, dividend and distribution notices, and proxy materials for shareholders meetings, as well as per account and per transaction fees related to servicing and maintenance of shareholder accounts, including the issuing, redeeming and transferring of shares of each class of the Funds, 12b-1 fee calculation, check writing, anti-money laundering services, and customer identification services.

Certain officers and/or directors of the Funds are officers and/or directors of BlackRock, Inc. or its affiliates.

3. Capital Share Transactions:

Transactions in common stock for each class were as follows:

                                                                        Six Months Ended                       Year Ended
                                                                         April 30, 2008                     October 31, 2007
                                                                 ------------------------------      ------------------------------
BlackRock Large Cap Core Fund                                        Shares           Amount             Shares           Amount
-----------------------------------------------------------------------------------------------------------------------------------
Institutional
-----------------------------------------------------------------------------------------------------------------------------------
Shares sold ..................................................     11,239,644     $ 142,169,030        16,602,584     $ 246,470,220
Shares issued resulting from reorganization ..................             --                --        32,717,868       467,180,857
Shares issued to shareholders in reinvestment of distributions      2,274,133        30,541,847         5,760,400        82,316,928
                                                                 ------------------------------      ------------------------------
Total issued .................................................     13,513,777       172,710,877        55,080,852       795,968,005
Shares redeemed ..............................................    (25,615,766)     (329,911,625)      (15,085,098)     (222,976,522)
                                                                 ------------------------------      ------------------------------
Net increase (decrease) ......................................    (12,101,989)    $(157,200,748)       39,995,754     $ 572,991,483
                                                                 ==============================      ==============================

                                                                                                       Period September 24, 2007+
                                                                                                          to October 31, 2007
                                                                                                     -----------------------------
                                                                                                         Shares           Amount
-----------------------------------------------------------------------------------------------------------------------------------
Service
-----------------------------------------------------------------------------------------------------------------------------------
Shares sold ..................................................          1,095     $      13,984                72     $         999
Shares issued to shareholders in reinvestment of distributions            206             2,724            45,010           631,258
                                                                 ------------------------------      ------------------------------
Total issued .................................................          1,301            16,708            45,082           632,257
Shares redeemed ..............................................         (1,605)          (19,602)             (406)           (5,829)
                                                                 ------------------------------      ------------------------------
Net increase (decrease) ......................................           (304)    $      (2,894)           44,676     $     626,428
                                                                 ==============================      ==============================

+     Commencement of operations.


36         BLACKROCK LARGE CAP SERIES FUNDS, INC.         APRIL 30, 2008

                                          BlackRock Large Cap Series Funds, Inc.

                                                                        Six Months Ended                       Year Ended
                                                                         April 30, 2008                     October 31, 2007
                                                                 ------------------------------      ------------------------------
BlackRock Large Cap Core Fund (concluded)                           Shares           Amount             Shares           Amount
-----------------------------------------------------------------------------------------------------------------------------------
Investor A
-----------------------------------------------------------------------------------------------------------------------------------
Shares sold and automatic conversion of shares ...............    12,285,825    $   151,381,316       28,436,081    $   411,923,052
Shares issued resulting from reorganization ..................            --                 --       35,734,228        501,049,717
Shares issued to shareholders in reinvestment of distributions     3,501,667         46,152,074        7,931,899        111,313,482
                                                                 ------------------------------      ------------------------------
Total issued .................................................    15,787,492        197,533,390       72,102,208      1,024,286,251
Shares redeemed ..............................................   (17,008,113)      (209,817,233)     (16,932,248)      (246,911,315)
                                                                 ------------------------------      ------------------------------
Net increase (decrease) ......................................    (1,220,621)   $   (12,283,843)      55,169,960    $   777,374,936
                                                                 ==============================      ==============================
-----------------------------------------------------------------------------------------------------------------------------------
Investor B
-----------------------------------------------------------------------------------------------------------------------------------
Shares sold ..................................................     1,122,946    $    13,124,338        3,250,818    $    44,949,747
Shares issued resulting from reorganization ..................            --                 --       11,051,520        146,904,698
Shares issued to shareholders in reinvestment of distributions       965,784         12,033,720        2,318,297         30,856,830
                                                                 ------------------------------      ------------------------------
Total issued .................................................     2,088,730         25,158,058       16,620,635        222,711,275
Shares redeemed and automatic conversion of shares ...........    (7,724,984)       (89,192,211)     (15,319,048)      (210,781,327)
                                                                 ------------------------------      ------------------------------
Net increase (decrease) ......................................    (5,636,254)   $   (64,034,153)       1,301,587    $    11,929,948
                                                                 ==============================      ==============================
-----------------------------------------------------------------------------------------------------------------------------------
Investor C
-----------------------------------------------------------------------------------------------------------------------------------
Shares sold ..................................................    10,669,466    $   123,599,732       25,010,048    $   343,608,226
Shares issued resulting from reorganization ..................            --                 --        1,351,067         17,877,463
Shares issued to shareholders in reinvestment of distributions     2,978,085         36,928,497        9,176,419        121,646,342
                                                                 ------------------------------      ------------------------------
Total issued .................................................    13,647,551        160,528,229       35,537,534        483,132,031
Shares redeemed ..............................................   (16,850,751)      (193,703,971)     (17,089,724)      (235,184,620)
                                                                 ------------------------------      ------------------------------
Net increase (decrease) ......................................    (3,203,200)   $   (33,175,742)      18,447,810    $   247,947,411
                                                                 ==============================      ==============================
-----------------------------------------------------------------------------------------------------------------------------------
Class R
-----------------------------------------------------------------------------------------------------------------------------------
Shares sold ..................................................     2,889,634    $    34,760,239        5,791,814    $    81,305,003
Shares issued to shareholders in reinvestment of distributions       351,545          4,475,160        1,010,724         13,725,638
                                                                 ------------------------------      ------------------------------
Total issued .................................................     3,241,179         39,235,399        6,802,538         95,030,641
Shares redeemed ..............................................    (2,285,820)       (27,135,918)      (3,210,183)       (45,166,220)
                                                                 ------------------------------      ------------------------------
Net increase .................................................       955,359    $    12,099,481        3,592,355    $    49,864,421
                                                                 ==============================      ==============================

                                                                        Six Months Ended                       Year Ended
                                                                         April 30, 2008                     October 31, 2007
                                                                 ------------------------------      ------------------------------
BlackRock Large Cap Growth Fund                                     Shares           Amount             Shares           Amount
-----------------------------------------------------------------------------------------------------------------------------------
Institutional
-----------------------------------------------------------------------------------------------------------------------------------
Shares sold ..................................................     3,823,001    $    41,370,064       17,006,393    $   196,644,985
Shares issued to shareholders in reinvestment of distributions       709,225          8,092,273           62,922            683,337
                                                                 ------------------------------      ------------------------------
Total issued .................................................     4,532,226         49,462,337       17,069,315        197,328,322
Shares redeemed ..............................................   (16,236,275)      (179,568,634)      (7,700,131)       (87,838,517)
                                                                 ------------------------------      ------------------------------
Net increase (decrease) ......................................   (11,704,049)   $  (130,106,297)       9,369,184    $   109,489,805
                                                                 ==============================      ==============================
-----------------------------------------------------------------------------------------------------------------------------------
Service
-----------------------------------------------------------------------------------------------------------------------------------
Shares sold ..................................................       577,617    $     6,036,137          614,628    $     7,183,206
Shares issued to shareholders in reinvestment of distributions        25,432            289,165            1,438             15,600
                                                                 ------------------------------      ------------------------------
Total issued .................................................       603,049          6,325,302          616,066          7,198,806
Shares redeemed ..............................................      (128,494)        (1,352,703)        (187,853)        (2,111,501)
                                                                 ------------------------------      ------------------------------
Net increase .................................................       474,555    $     4,972,599          428,213    $     5,087,305
                                                                 ==============================      ==============================


         BLACKROCK LARGE CAP SERIES FUNDS, INC.         APRIL 30, 2008        37

                                          BlackRock Large Cap Series Funds, Inc.

                                                                        Six Months Ended                       Year Ended
                                                                         April 30, 2008                     October 31, 2007
                                                                 ------------------------------      ------------------------------
BlackRock Large Cap Growth Fund (concluded)                          Shares           Amount             Shares           Amount
-----------------------------------------------------------------------------------------------------------------------------------
Investor A
-----------------------------------------------------------------------------------------------------------------------------------
Shares sold and automatic conversion of shares ...............      6,895,775     $  72,263,680        13,520,166     $ 152,824,259
Shares issued to shareholders in reinvestment of distributions        731,821         8,167,137            74,874           798,915
                                                                 ------------------------------      ------------------------------
Total issued .................................................      7,627,596        80,430,817        13,595,040       153,623,174
Shares redeemed ..............................................     (6,457,143)      (67,274,750)       (7,519,049)      (84,391,960)
                                                                 ------------------------------      ------------------------------
Net increase .................................................      1,170,453     $  13,156,067         6,075,991     $  69,231,214
                                                                 ==============================      ==============================
-----------------------------------------------------------------------------------------------------------------------------------
Investor B
-----------------------------------------------------------------------------------------------------------------------------------
Shares sold ..................................................        720,974     $   7,177,752         2,624,001     $  27,808,640
Shares issued to shareholders in reinvestment of distributions        247,597         2,594,857            37,261           376,698
                                                                 ------------------------------      ------------------------------
Total issued .................................................        968,571         9,772,609         2,661,262        28,185,338
Shares redeemed and automatic conversion of shares ...........     (2,374,906)      (22,765,563)       (4,244,218)      (45,329,772)
                                                                 ------------------------------      ------------------------------
Net decrease .................................................     (1,406,335)    $ (12,992,954)       (1,582,956)    $ (17,144,434)
                                                                 ==============================      ==============================
-----------------------------------------------------------------------------------------------------------------------------------
Investor C
-----------------------------------------------------------------------------------------------------------------------------------
Shares sold ..................................................      3,550,017     $  35,028,368        11,083,851     $ 118,787,413
Shares issued to shareholders in reinvestment of distributions        693,177         7,257,613            69,949           706,480
                                                                 ------------------------------      ------------------------------
Total issued .................................................      4,243,194        42,285,981        11,153,800       119,493,893
Shares redeemed ..............................................     (4,160,001)      (40,547,993)       (5,360,747)      (57,345,607)
                                                                 ------------------------------      ------------------------------
Net increase .................................................         83,193     $   1,737,988         5,793,053     $  62,148,286
                                                                 ==============================      ==============================
-----------------------------------------------------------------------------------------------------------------------------------
Class R
-----------------------------------------------------------------------------------------------------------------------------------
Share sold ...................................................      2,304,809     $  23,453,144         5,000,714     $  54,802,359
Shares issued to shareholders in reinvestment of distributions        240,207         2,599,039            20,340           211,332
                                                                 ------------------------------      ------------------------------
Total issued .................................................      2,545,016        26,052,183         5,021,054        55,013,691
Shares redeemed ..............................................     (2,199,698)      (21,980,109)       (2,159,077)      (23,656,657)
                                                                 ------------------------------      ------------------------------
Net increase .................................................        345,318     $   4,072,074         2,861,977     $  31,357,034
                                                                 ==============================      ==============================

                                                                        Six Months Ended                       Year Ended
                                                                         April 30, 2008                     October 31, 2007
                                                                 ------------------------------      ------------------------------
BlackRock Large Cap Value Fund                                       Shares           Amount             Shares           Amount
-----------------------------------------------------------------------------------------------------------------------------------
Institutional
-----------------------------------------------------------------------------------------------------------------------------------
Shares sold ..................................................     20,129,284     $ 357,272,325        30,936,573     $ 616,244,281
Shares issued to shareholders in reinvestment of dividends
  and distributions ..........................................      4,133,919        77,302,827           788,152        15,077,111
                                                                 ------------------------------      ------------------------------
Total issued .................................................     24,263,203       434,575,152        31,724,725       631,321,392
Shares redeemed ..............................................    (17,801,932)     (323,459,416)      (20,606,763)     (412,032,591)
                                                                 ------------------------------      ------------------------------
Net increase .................................................      6,461,271     $ 111,115,736        11,117,962     $ 219,288,801
                                                                 ==============================      ==============================
-----------------------------------------------------------------------------------------------------------------------------------
Service
-----------------------------------------------------------------------------------------------------------------------------------
Shares sold ..................................................        395,511     $   7,008,811           595,347     $  12,076,181
Shares issued to shareholders in reinvestment of dividends
  and distributions ..........................................        112,372         2,099,110            19,088           364,951
                                                                 ------------------------------      ------------------------------
Total issued .................................................        507,883         9,107,921           614,435        12,441,132
Shares redeemed ..............................................       (198,189)       (3,473,950)         (307,139)       (6,097,755)
                                                                 ------------------------------      ------------------------------
Net increase .................................................        309,694     $   5,633,971           307,296     $   6,343,377
                                                                 ==============================      ==============================


38         BLACKROCK LARGE CAP SERIES FUNDS, INC.         APRIL 30, 2008

Notes to Financial Statements (concluded)
                                          BlackRock Large Cap Series Funds, Inc.

                                                                        Six Months Ended                       Year Ended
                                                                         April 30, 2008                     October 31, 2007
                                                                 ------------------------------      ------------------------------
BlackRock Large Cap Value Fund (concluded)                          Shares           Amount             Shares           Amount
-----------------------------------------------------------------------------------------------------------------------------------
Investor A
-----------------------------------------------------------------------------------------------------------------------------------
Shares sold and automatic conversion of shares ...............    32,643,470    $   566,838,114       53,168,066    $ 1,066,141,467
Shares issued to shareholders in reinvestment of dividends
  and distributions ..........................................     8,148,668        149,528,060        1,405,085         26,430,387
                                                                 ------------------------------      ------------------------------
Total issued .................................................    40,792,138        716,366,174       54,573,151      1,092,571,854
Shares redeemed ..............................................   (24,710,653)      (432,459,687)     (21,540,848)      (424,585,851)
                                                                 ------------------------------      ------------------------------
Net increase .................................................    16,081,485    $   283,906,487       33,032,303    $   667,986,003
                                                                 ==============================      ==============================
-----------------------------------------------------------------------------------------------------------------------------------
Investor B
-----------------------------------------------------------------------------------------------------------------------------------
Shares sold ..................................................       687,383    $    11,608,599        2,551,487    $    47,649,721
Shares issued to shareholders in reinvestment of distributions       854,376         14,866,308          260,480          4,661,325
                                                                 ------------------------------      ------------------------------
Total issued .................................................     1,541,759         26,474,907        2,811,967         52,311,046
Shares redeemed and automatic conversion of shares ...........    (3,358,058)       (55,420,876)      (5,980,285)      (112,293,764)
                                                                 ------------------------------      ------------------------------
Net decrease .................................................    (1,816,299)   $   (28,945,969)      (3,168,318)   $   (59,982,718)
                                                                 ==============================      ==============================
-----------------------------------------------------------------------------------------------------------------------------------
Investor C
-----------------------------------------------------------------------------------------------------------------------------------
Shares sold ..................................................     4,777,178    $    79,345,577       17,217,899    $   322,045,398
Shares issued to shareholders in reinvestment of distributions     3,171,062         54,954,834          683,298         12,203,021
                                                                 ------------------------------      ------------------------------
Total issued .................................................     7,948,240        134,300,411       17,901,197        334,248,419
Shares redeemed ..............................................   (10,208,396)      (168,631,572)     (10,956,566)      (205,519,795)
                                                                 ------------------------------      ------------------------------
Net increase (decrease) ......................................    (2,260,156)   $   (34,331,161)       6,944,631    $   128,728,624
                                                                 ==============================      ==============================
-----------------------------------------------------------------------------------------------------------------------------------
Class R
-----------------------------------------------------------------------------------------------------------------------------------
Shares sold ..................................................     3,160,958    $    54,032,934        6,549,560    $   125,647,577
Shares issued to shareholders in reinvestment of dividends
  and distributions ..........................................       788,256         14,015,179          115,104          2,105,311
                                                                 ------------------------------      ------------------------------
Total issued .................................................     3,949,214         68,048,113        6,664,664        127,752,888
Shares redeemed ..............................................    (2,308,013)       (39,477,077)      (2,632,867)       (50,881,167)
                                                                 ------------------------------      ------------------------------
Net increase .................................................     1,641,201    $    28,571,036        4,031,797    $    76,871,721
                                                                 ==============================      ==============================

4. Capital Loss Carryforward:

BlackRock Large Cap Core Fund

As of October 31, 2007, the Fund had a capital loss carryforward of $60,119,285, of which $13,526,871 expires in 2008, $17,134,577 expires in 2009, $26,458,063 expires in 2010 and $2,999,774 expires in 2011. This amount will be available to offset future realized capital gains.

BlackRock Large Cap Growth Fund

As of October 31, 2007, the Fund had a capital loss carryforward of $13,580,346, of which $7,869,008 expires in 2008, $5,667,758 expires in 2009 and $43,580 expires in 2010. This amount will be available to offset future realized capital gains.

5. Acquisition of BlackRock Investment Trust of BlackRock FundsSM:

On September 24, 2007, BlackRock Large Cap Core Fund ("Large Cap Core") acquired substantially all of the assets and assumed substantially all of the liabilities of BlackRock Investment Trust of BlackRock Funds ("Investment Trust"), pursuant to a plan of reorganization. The acquisition was accomplished by a tax-free exchange of 72,936,885 shares of beneficial interest of Investment Trust for 80,889,693 shares of common stock of Large Cap Core. Investment Trust's net assets on that date of $1,133,643,993, including $18,270,415 of net realized capital losses and $286,539,853 of net unrealized appreciation were combined with those of Large Cap Core. The aggregate net assets immediately after the acquisition amounted to $5,393,201,700.


         BLACKROCK LARGE CAP SERIES FUNDS, INC.         APRIL 30, 2008        39

Portfolio Information as of April 30, 2008           Master Large Cap Series LLC

Sector Representation

                                                                      Percent of
Master Large Cap Core Portfolio                            Long-Term Investments
--------------------------------------------------------------------------------
Information Technology ..................................................    25%
Health Care .............................................................    19
Energy ..................................................................    18
Industrials .............................................................    13
Consumer Discretionary ..................................................    11
Financials ..............................................................     7
Materials ...............................................................     4
Consumer Staples ........................................................     2
Telecommunication Services ..............................................     1
--------------------------------------------------------------------------------

                                                                      Percent of
Master Large Cap Growth Portfolio                          Long-Term Investments
--------------------------------------------------------------------------------
Information Technology ..................................................    37%
Health Care .............................................................    21
Industrials .............................................................    15
Consumer Discretionary ..................................................    11
Materials ...............................................................     6
Energy ..................................................................     6
Consumer Staples ........................................................     2
Financials ..............................................................     2
--------------------------------------------------------------------------------

                                                                      Percent of
Master Large Cap Value Portfolio                           Long-Term Investments
--------------------------------------------------------------------------------
Energy ..................................................................    23%
Financials ..............................................................    18
Industrials .............................................................    17
Health Care .............................................................    15
Information Technology ..................................................    13
Consumer Discretionary ..................................................     5
Materials ...............................................................     5
Consumer Staples ........................................................     2
Telecommunication Services ..............................................     2
--------------------------------------------------------------------------------

      For Portfolio compliance purposes, sector and industry classifications refer to any one or more of the sector and industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Portfolio management. This definition may not apply for purposes of this report, which may combine sector and industry sub-classifications for reporting ease.

Five Largest Industries

                                                                      Percent of
Master Large Cap Core Portfolio                                       Net Assets
--------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels .............................................    17%
Health Care Providers & Services ........................................     8
Computers & Peripherals .................................................     8
Software ................................................................     7
Specialty Retail ........................................................     6
--------------------------------------------------------------------------------

                                                                      Percent of
Master Large Cap Growth Portfolio                                     Net Assets
--------------------------------------------------------------------------------
Software ................................................................    12%
Computers & Peripherals .................................................    10
Health Care Providers & Services ........................................     7
Specialty Retail ........................................................     6
Semiconductors & Semiconductor Equipment ................................     6
--------------------------------------------------------------------------------

                                                                      Percent of
Master Large Cap Value Portfolio                                      Net Assets
--------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels .............................................    21%
Insurance ...............................................................    13
Machinery ...............................................................     7
Health Care Providers & Services ........................................     6
Pharmaceuticals .........................................................     5
--------------------------------------------------------------------------------


40         BLACKROCK LARGE CAP SERIES FUNDS, INC.         APRIL 30, 2008

Portfolio Information (concluded)                    Master Large Cap Series LLC

Ten Largest Equity Holdings

                                                                      Percent of
Master Large Cap Core Portfolio                                       Net Assets
--------------------------------------------------------------------------------
Exxon Mobil Corp. .......................................................     5%
Chevron Corp. ...........................................................     3
Microsoft Corp. .........................................................     2
International Business Machines Corp. ...................................     2
ConocoPhillips ..........................................................     2
Pfizer, Inc. ............................................................     2
Hewlett-Packard Co. .....................................................     2
Oracle Corp. ............................................................     2
Occidental Petroleum Corp. ..............................................     2
Johnson & Johnson .......................................................     2
--------------------------------------------------------------------------------

                                                                      Percent of
Master Large Cap Growth Portfolio                                     Net Assets
--------------------------------------------------------------------------------
Microsoft Corp. .........................................................     4%
International Business Machines Corp. ...................................     3
Hewlett-Packard Co. .....................................................     3
Exxon Mobil Corp. .......................................................     3
Oracle Corp. ............................................................     2
Johnson & Johnson .......................................................     2
Monsanto Co. ............................................................     2
Baxter International, Inc. ..............................................     2
Texas Instruments, Inc. .................................................     2
Lockheed Martin Corp. ...................................................     2
--------------------------------------------------------------------------------

                                                                      Percent of
Master Large Cap Value Portfolio                                      Net Assets
--------------------------------------------------------------------------------
Exxon Mobil Corp. .......................................................     7%
Chevron Corp. ...........................................................     4
ConocoPhillips ..........................................................     3
Pfizer, Inc. ............................................................     3
General Electric Co. ....................................................     3
Occidental Petroleum Corp. ..............................................     2
AT&T Inc. ...............................................................     2
Walt Disney Co. .........................................................     2
The Allstate Corp. ......................................................     2
International Business Machines Corp. ...................................     2
--------------------------------------------------------------------------------


         BLACKROCK LARGE CAP SERIES FUNDS, INC.         APRIL 30, 2008        41

Schedule of Investments April 30, 2008 (Unaudited)
                                                 Master Large Cap Core Portfolio
                                     (Percentages shown are based on Net Assets)

Common Stocks                                           Shares        Value
===============================================================================
Consumer Discretionary -- 11.2%
Household Durables -- 0.1%
NVR, Inc. (a)                                           10,000   $    6,135,000
-------------------------------------------------------------------------------
Internet & Catalog Retail -- 1.0%
Expedia, Inc. (a)(b)                                 1,830,000       46,225,800
-------------------------------------------------------------------------------
Media -- 2.7%
Omnicom Group Inc.                                   1,050,000       50,127,000
Walt Disney Co. (b)                                  2,140,000       69,400,200
                                                                 --------------
                                                                    119,527,200
-------------------------------------------------------------------------------
Specialty Retail -- 6.2%
AutoZone, Inc. (a)                                     360,000       43,470,000
Best Buy Co., Inc. (b)                               1,120,000       48,182,400
GameStop Corp. Class A (a)(b)                          840,000       46,233,600
The Gap, Inc.                                        2,680,000       49,901,600
RadioShack Corp. (b)                                 2,060,800       28,645,120
Ross Stores, Inc.                                      370,000       12,391,300
TJX Cos., Inc.                                       1,500,000       48,330,000
                                                                 --------------
                                                                    277,154,020
-------------------------------------------------------------------------------
Textiles, Apparel & Luxury Goods -- 1.2%
Nike, Inc. Class B (b)                                 780,000       52,104,000
-------------------------------------------------------------------------------
Total Consumer Discretionary                                        501,146,020
===============================================================================
Consumer Staples -- 1.9%
Beverages -- 0.3%
Coca-Cola Enterprises, Inc.                            260,000        5,850,000
Pepsi Bottling Group, Inc.                             240,000        8,090,400
                                                                 --------------
                                                                     13,940,400
-------------------------------------------------------------------------------
Food & Staples Retailing -- 0.1%
BJ's Wholesale Club, Inc. (a)(b)                       180,000        6,861,600
-------------------------------------------------------------------------------
Household Products -- 0.7%
The Procter & Gamble Co.                               440,000       29,502,000
-------------------------------------------------------------------------------
Personal Products -- 0.8%
Herbalife Ltd.                                         840,000       36,775,200
-------------------------------------------------------------------------------
Total Consumer Staples                                               87,079,200
===============================================================================
Energy -- 18.1%
Energy Equipment & Services -- 1.1%
ENSCO International, Inc.                              760,000       48,434,800
-------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels -- 17.0%
Anadarko Petroleum Corp.                               470,000       31,283,200
Apache Corp.                                           450,000       60,606,000
Chevron Corp. (b)                                    1,210,000      116,341,500
ConocoPhillips                                       1,100,000       94,765,000
Devon Energy Corp.                                     310,000       35,154,000
Exxon Mobil Corp.                                    2,260,000      210,338,200
Frontier Oil Corp.                                   1,210,000       30,068,500
Marathon Oil Corp.                                     480,000       21,873,600
Noble Energy, Inc. (b)                                 550,000       47,850,000
Occidental Petroleum Corp. (b)                         850,000       70,728,500
Valero Energy Corp.                                    940,000       45,919,000
                                                                 --------------
                                                                    764,927,500
-------------------------------------------------------------------------------
Total Energy                                                        813,362,300
===============================================================================
Financials -- 7.2%
Consumer Finance -- 1.1%
Capital One Financial Corp.                            890,000       47,170,000
-------------------------------------------------------------------------------
Diversified Financial Services -- 0.4%
Bank of America Corp.                                  290,000       10,886,600
JPMorgan Chase & Co.                                   160,000        7,624,000
                                                                 --------------
                                                                     18,510,600
-------------------------------------------------------------------------------
Insurance -- 5.7%
ACE Ltd.                                               330,000       19,895,700
The Allstate Corp. (b)                               1,080,000       54,388,800
Chubb Corp.                                            980,000       51,910,600
MetLife, Inc.                                          950,000       57,807,500
The Travelers Cos., Inc.                             1,110,000       55,944,000
UnumProvident Corp. (b)                                750,000       17,407,500
                                                                 --------------
                                                                    257,354,100
-------------------------------------------------------------------------------
Total Financials                                                    323,034,700
===============================================================================
Health Care -- 19.1%
Biotechnology -- 1.1%
Biogen Idec, Inc. (a)(b)                               840,000       50,979,600
-------------------------------------------------------------------------------
Health Care Equipment & Supplies -- 3.1%
Baxter International, Inc.                             930,000       57,957,600
C.R. Bard, Inc.                                        530,000       49,910,100
Kinetic Concepts, Inc. (a)                             842,200       33,401,652
                                                                 --------------
                                                                    141,269,352
-------------------------------------------------------------------------------
Health Care Providers & Services -- 8.4%
Aetna, Inc.                                          1,150,000       50,140,000
AmerisourceBergen Corp.                                700,000       28,385,000
Cigna Corp.                                            490,000       20,927,900
Coventry Health Care, Inc. (a)(b)                      810,000       36,231,300
Express Scripts, Inc. (a)(b)                           710,000       49,714,200
Humana, Inc. (a)                                     1,000,000       47,790,000
Lincare Holdings, Inc. (a)                           1,010,000       24,583,400
McKesson Corp.                                         150,000        7,818,000
Medco Health Solutions, Inc. (a)                     1,070,000       53,007,800
UnitedHealth Group, Inc.                               170,000        5,547,100
WellPoint, Inc. (a)                                  1,070,000       53,232,500
                                                                 --------------
                                                                    377,377,200
-------------------------------------------------------------------------------
Life Sciences Tools & Services -- 1.4%
Applera Corp. -- Applied Biosystems Group              160,000        5,105,600
Invitrogen Corp. (a)                                   210,000       19,649,700
Waters Corp. (a)                                       590,000       36,261,400
                                                                 --------------
                                                                     61,016,700
-------------------------------------------------------------------------------
Pharmaceuticals -- 5.1%
Eli Lilly & Co.                                      1,180,000       56,805,200
Forest Laboratories, Inc. (a)                          320,000       11,107,200
Johnson & Johnson                                    1,040,000       69,773,600
Pfizer, Inc.                                         4,570,000       91,902,700
                                                                 --------------
                                                                    229,588,700
-------------------------------------------------------------------------------
Total Health Care                                                   860,231,552
===============================================================================

See Notes to Financial Statements.


42         BLACKROCK LARGE CAP SERIES FUNDS, INC.         APRIL 30, 2008

Schedule of Investments (continued)              Master Large Cap Core Portfolio
                                     (Percentages shown are based on Net Assets)

Common Stocks                                           Shares        Value
===============================================================================
Industrials -- 12.6%
Aerospace & Defense -- 3.9%
Honeywell International, Inc.                          240,000   $   14,256,000
L-3 Communications Holdings, Inc.                      440,000       49,038,000
Lockheed Martin Corp. (b)                              560,000       59,382,400
Raytheon Co.                                           850,000       54,374,500
                                                                 --------------
                                                                    177,050,900
-------------------------------------------------------------------------------
Commercial Services & Supplies -- 1.1%
Allied Waste Industries, Inc. (a)                      620,700        7,671,852
The Brink's Co.                                         30,000        2,182,500
Waste Management, Inc.                               1,120,000       40,432,000
                                                                 --------------
                                                                     50,286,352
-------------------------------------------------------------------------------
Electrical Equipment -- 1.0%
Rockwell Automation, Inc. (b)                          790,000       42,841,700
-------------------------------------------------------------------------------
Industrial Conglomerates -- 1.5%
General Electric Co.                                 2,040,000       66,708,000
-------------------------------------------------------------------------------
Machinery -- 4.9%
AGCO Corp. (a)                                         700,000       42,091,000
Cummins, Inc.                                          590,000       36,963,500
Deere & Co.                                            650,000       54,645,500
Dover Corp.                                            410,000       20,282,700
Flowserve Corp.                                         90,000       11,168,100
Parker Hannifin Corp.                                  630,000       50,305,500
Toro Co. (b)                                           140,000        5,934,600
                                                                 --------------
                                                                    221,390,900
-------------------------------------------------------------------------------
Road & Rail -- 0.2%
Ryder System, Inc.                                     130,000        8,901,100
-------------------------------------------------------------------------------
Total Industrials                                                   567,178,952
===============================================================================
Information Technology -- 24.8%
Communications Equipment -- 1.3%
Cisco Systems, Inc. (a)                                290,000        7,435,600
Juniper Networks, Inc. (a)(b)                        1,880,000       51,925,600
                                                                 --------------
                                                                     59,361,200
-------------------------------------------------------------------------------
Computers & Peripherals -- 7.6%
Hewlett-Packard Co.                                  1,770,000       82,039,500
International Business Machines Corp.                  820,000       98,974,000
Lexmark International, Inc. Class A (a)(b)             380,000       11,928,200
Seagate Technology                                   2,550,000       48,118,500
Sun Microsystems, Inc. (a)                           3,250,000       50,895,000
Western Digital Corp. (a)                            1,680,000       48,703,200
                                                                 --------------
                                                                    340,658,400
-------------------------------------------------------------------------------
Electronic Equipment & Instruments -- 0.7%
Avnet, Inc. (a)                                        760,000       19,904,400
Mettler Toledo International, Inc. (a)                 130,000       12,383,800
                                                                 --------------
                                                                     32,288,200
-------------------------------------------------------------------------------
IT Services -- 2.7%
Accenture Ltd. Class A                               1,360,000       51,068,000
Computer Sciences Corp. (a)                            792,900       34,562,511
Electronic Data Systems Corp.                        1,770,000       32,851,200
                                                                 --------------
                                                                    118,481,711
-------------------------------------------------------------------------------
Office Electronics -- 0.8%
Xerox Corp.                                          2,580,000       36,042,600
-------------------------------------------------------------------------------
Semiconductors & Semiconductor
Equipment -- 4.5%
Integrated Device Technology, Inc. (a)               1,340,000       14,324,600
Intersil Corp. Class A                                 330,000        8,817,600
KLA-Tencor Corp. (b)                                   780,000       34,070,400
Novellus Systems, Inc. (a)                           1,780,000       38,910,800
Texas Instruments, Inc. (b)                          1,950,000       56,862,000
Xilinx, Inc.                                         2,030,000       50,283,100
                                                                 --------------
                                                                    203,268,500
-------------------------------------------------------------------------------
Software -- 7.2%
BMC Software, Inc. (a)                               1,390,000       48,316,400
CA, Inc.                                               890,000       19,704,600
Compuware Corp. (a)                                  1,620,000       12,214,800
McAfee, Inc. (a)                                     1,280,000       42,560,000
Microsoft Corp.                                      3,530,000      100,675,600
Oracle Corp. (a)                                     3,510,000       73,183,500
Symantec Corp. (a)(b)                                  400,000        6,888,000
Synopsys, Inc. (a)                                     930,000       21,492,300
                                                                 --------------
                                                                    325,035,200
-------------------------------------------------------------------------------
Total Information Technology                                      1,115,135,811
===============================================================================
Materials -- 3.7%
Chemicals -- 0.5%
Eastman Chemical Co.                                   141,900       10,429,650
Monsanto Co.                                            90,000       10,261,800
                                                                 --------------
                                                                     20,691,450
-------------------------------------------------------------------------------
Containers & Packaging -- 1.4%
Owens-Illinois, Inc. (a)                               740,000       40,811,000
Packaging Corp. of America (b)                         910,000       20,001,800
                                                                 --------------
                                                                     60,812,800
-------------------------------------------------------------------------------
Metals & Mining -- 0.8%
Nucor Corp.                                            490,000       36,995,000
-------------------------------------------------------------------------------
Paper & Forest Products -- 1.0%
International Paper Co. (b)                          1,750,000       45,797,500
-------------------------------------------------------------------------------
Total Materials                                                     164,296,750
===============================================================================
Telecommunication Services -- 1.5%
Diversified Telecommunication Services -- 1.5%
AT&T Inc.                                              910,000       35,226,100
Qwest Communications International Inc. (b)          5,880,000       30,340,800
-------------------------------------------------------------------------------
Total Telecommunication Services                                     65,566,900
===============================================================================
Total Common Stocks
(Cost -- $4,242,502,765) -- 100.1%                                4,497,032,185
===============================================================================

                                                    Beneficial
                                                      Interest
Short-Term Securities                                    (000)
===============================================================================
BlackRock Liquidity Series, LLC
  Money Market Series, 2.85% (c)(d)(e)                $496,650      496,650,100
-------------------------------------------------------------------------------
Total Short-Term Securities
(Cost -- $496,650,100) -- 11.0%                                     496,650,100
===============================================================================
Total Investments (Cost -- $4,739,152,865*) -- 111.1%             4,993,682,285

Liabilities in Excess of Other Assets -- (11.1%)                   (500,240,353)
                                                                 --------------
Net Assets -- 100.0%                                             $4,493,441,932
                                                                 ==============

See Notes to Financial Statements.


         BLACKROCK LARGE CAP SERIES FUNDS, INC.         APRIL 30, 2008        43

Schedule of Investments (concluded)              Master Large Cap Core Portfolio

* The cost and unrealized appreciation (depreciation) of investments as of April 30, 2008, as computed for federal income tax purposes, were as follows:

      Aggregate cost .......................................    $ 4,752,647,094
                                                                ===============
      Gross unrealized appreciation ........................    $   540,791,718
      Gross unrealized depreciation ........................       (299,756,527)
                                                                ---------------
      Net unrealized appreciation ..........................    $   241,035,191
                                                                ===============

(a)   Non-income producing security.
(b)   Security, or a portion of security, is on loan.
(c)   Security was purchased with the cash proceeds from securities loans.
(d) Investments in companies considered to be an affiliate of the Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      --------------------------------------------------------------------------
                                                        Net
                                                     Activity          Interest
      Affiliate                                        (000)            Income
      --------------------------------------------------------------------------
      BlackRock Liquidity Series, LLC
         Cash Sweep Series                                  --        $    6,973
      BlackRock Liquidity Series, LLC
         Money Market Series                         $(385,790)        1,585,920
      --------------------------------------------------------------------------

(e)   Represents the current yield as of report date.
o For Portfolio compliance purposes, the Portfolio's sector and industry classifications refer to any one or more of the sector and industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Portfolio management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

See Notes to Financial Statements.


44         BLACKROCK LARGE CAP SERIES FUNDS, INC.         APRIL 30, 2008

Schedule of Investments April 30, 2008 (Unaudited)
                                               Master Large Cap Growth Portfolio
                                     (Percentages shown are based on Net Assets)

Common Stocks                                           Shares        Value
===============================================================================
Consumer Discretionary -- 11.2%
Leisure Equipment & Products -- 1.0%
Hasbro, Inc.                                           290,000   $   10,312,400
-------------------------------------------------------------------------------
Media -- 2.6%
Omnicom Group Inc.                                     234,000       11,171,160
Walt Disney Co.                                        460,000       14,917,800
                                                                 --------------
                                                                     26,088,960
-------------------------------------------------------------------------------
Specialty Retail -- 6.3%
AutoZone, Inc. (a)                                      90,000       10,867,500
Best Buy Co., Inc. (b)                                 289,000       12,432,780
GameStop Corp. Class A (a)(b)                          200,000       11,008,000
RadioShack Corp. (b)                                   540,000        7,506,000
Ross Stores, Inc.                                      320,000       10,716,800
TJX Cos., Inc. (b)                                     370,000       11,921,400
                                                                 --------------
                                                                     64,452,480
-------------------------------------------------------------------------------
Textiles, Apparel & Luxury Goods -- 1.3%
Nike, Inc. Class B (b)                                 200,000       13,360,000
-------------------------------------------------------------------------------
Total Consumer Discretionary                                        114,213,840
===============================================================================
Consumer Staples -- 2.1%
Beverages -- 1.0%
Pepsi Bottling Group, Inc.                             293,000        9,877,030
-------------------------------------------------------------------------------
Personal Products -- 1.1%
Herbalife Ltd.                                         260,000       11,382,800
-------------------------------------------------------------------------------
Total Consumer Staples                                               21,259,830
===============================================================================
Energy -- 5.7%
Energy Equipment & Services -- 1.1%
ENSCO International, Inc.                              180,000       11,471,400
-------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels -- 4.6%
Exxon Mobil Corp.                                      275,000       25,594,250
Noble Energy, Inc.                                     124,000       10,788,000
Valero Energy Corp.                                    220,000       10,747,000
                                                                 --------------
                                                                     47,129,250
-------------------------------------------------------------------------------
Total Energy                                                         58,600,650
===============================================================================
Financials -- 1.5%
Insurance -- 1.5%
PartnerRe Ltd.                                         140,000       10,357,200
Transatlantic Holdings, Inc.                            70,000        4,539,500
-------------------------------------------------------------------------------
Total Financials                                                     14,896,700
===============================================================================
Health Care -- 21.3%
Biotechnology -- 1.1%
Biogen Idec, Inc. (a)                                  180,000       10,924,200
-------------------------------------------------------------------------------
Health Care Equipment & Supplies -- 4.1%
Baxter International, Inc.                             259,000       16,140,880
Becton Dickinson & Co.                                  10,000          894,000
C.R. Bard, Inc.                                        130,000       12,242,100
Kinetic Concepts, Inc. (a)                             270,000       10,708,200
St. Jude Medical, Inc. (a)                              40,000        1,751,200
                                                                 --------------
                                                                     41,736,380
-------------------------------------------------------------------------------
Health Care Providers & Services -- 7.4%
Aetna, Inc.                                            290,000       12,644,000
AmerisourceBergen Corp.                                265,000       10,745,750
Express Scripts, Inc. (a)(b)                           170,000       11,903,400
Humana, Inc. (a)                                        60,000        2,867,400
Laboratory Corp. of America Holdings (a)                10,000          756,200
Lincare Holdings, Inc. (a)                             430,000       10,466,200
Medco Health Solutions, Inc. (a)                       290,000       14,366,600
WellPoint, Inc. (a)                                    240,000       11,940,000
                                                                 --------------
                                                                     75,689,550
-------------------------------------------------------------------------------
Life Sciences Tools & Services -- 3.0%
Applera Corp. -- Applied Biosystems Group              350,000       11,168,500
Invitrogen Corp. (a)                                   110,000       10,292,700
Waters Corp. (a)                                       150,000        9,219,000
                                                                 --------------
                                                                     30,680,200
-------------------------------------------------------------------------------
Pharmaceuticals -- 5.7%
Eli Lilly & Co.                                        220,000       10,590,800
Forest Laboratories, Inc. (a)                          330,000       11,454,300
Johnson & Johnson                                      310,000       20,797,900
Pfizer, Inc.                                           177,600        3,571,536
Watson Pharmaceuticals, Inc. (a)                       360,000       11,174,400
                                                                 --------------
                                                                     57,588,936
-------------------------------------------------------------------------------
Total Health Care                                                   216,619,266
===============================================================================
Industrials -- 15.4%
Aerospace & Defense -- 6.1%
DRS Technologies, Inc.                                 181,000       11,301,640
General Dynamics Corp.                                 130,000       11,754,600
L-3 Communications Holdings, Inc.                      100,000       11,145,000
Lockheed Martin Corp.                                  151,000       16,012,040
Raytheon Co.                                           190,000       12,154,300
                                                                 --------------
                                                                     62,367,580
-------------------------------------------------------------------------------
Commercial Services & Supplies -- 3.3%
Allied Waste Industries, Inc. (a)                      670,000        8,281,200
The Brink's Co.                                         90,000        6,547,500
Steelcase, Inc. Class A (b)                            550,000        6,094,000
Waste Management, Inc.                                 349,000       12,598,900
                                                                 --------------
                                                                     33,521,600
-------------------------------------------------------------------------------
Electrical Equipment -- 1.2%
Hubbell, Inc. Class B                                  240,000       10,735,200
Rockwell Automation, Inc.                               30,000        1,626,900
                                                                 --------------
                                                                     12,362,100
-------------------------------------------------------------------------------
Machinery -- 4.8%
AGCO Corp. (a)                                         180,000       10,823,400
Deere & Co.                                            130,000       10,929,100
Dover Corp.                                            230,000       11,378,100
Flowserve Corp.                                         90,000       11,168,100
Toro Co. (b)                                           100,000        4,239,000
                                                                 --------------
                                                                     48,537,700
-------------------------------------------------------------------------------
Total Industrials                                                   156,788,980
===============================================================================

See Notes to Financial Statements.


         BLACKROCK LARGE CAP SERIES FUNDS, INC.         APRIL 30, 2008        45

Schedule of Investments (continued)            Master Large Cap Growth Portfolio
                                     (Percentages shown are based on Net Assets)

Common Stocks                                           Shares        Value
===============================================================================
Information Technology -- 36.7%
Communications Equipment -- 1.4%
Cisco Systems, Inc. (a)                                 70,000   $    1,794,800
Juniper Networks, Inc. (a)(b)                          440,000       12,152,800
                                                                 --------------
                                                                     13,947,600
-------------------------------------------------------------------------------
Computers & Peripherals -- 10.4%
Hewlett-Packard Co.                                    580,000       26,883,000
International Business Machines Corp.                  241,000       29,088,700
Lexmark International, Inc. Class A (a)                201,000        6,309,390
QLogic Corp. (a)                                       690,000       11,012,400
Seagate Technology                                     570,000       10,755,900
Sun Microsystems, Inc. (a)                             700,000       10,962,000
Western Digital Corp. (a)                              370,000       10,726,300
                                                                 --------------
                                                                    105,737,690
-------------------------------------------------------------------------------
Electronic Equipment & Instruments -- 1.7%
Agilent Technologies, Inc. (a)                         225,000        6,797,250
Mettler Toledo International, Inc. (a)                 108,000       10,288,080
                                                                 --------------
                                                                     17,085,330
-------------------------------------------------------------------------------
IT Services -- 4.4%
Accenture Ltd. Class A                                 370,000       13,893,500
Affiliated Computer Services, Inc. Class A (a)         210,000       11,123,700
Electronic Data Systems Corp.                          420,000        7,795,200
Hewitt Associates, Inc. Class A (a)                    280,000       11,480,000
                                                                 --------------
                                                                     44,292,400
-------------------------------------------------------------------------------
Internet Software & Services -- 0.7%
eBay, Inc. (a)                                         240,000        7,509,600
-------------------------------------------------------------------------------
Semiconductors & Semiconductor
Equipment -- 6.2%
Integrated Device Technology, Inc. (a)                 690,000        7,376,100
Intersil Corp. Class A                                 380,000       10,153,600
KLA-Tencor Corp.                                       230,000       10,046,400
Novellus Systems, Inc. (a)                             370,000        8,088,200
Texas Instruments, Inc. (b)                            551,000       16,067,160
Xilinx, Inc. (b)                                       480,000       11,889,600
                                                                 --------------
                                                                     63,621,060
-------------------------------------------------------------------------------
Software -- 11.9%
BMC Software, Inc. (a)                                 320,000       11,123,200
CA, Inc.                                               500,000       11,070,000
Compuware Corp. (a)                                  1,410,000       10,631,400
McAfee, Inc. (a)                                       310,000       10,307,500
Microsoft Corp.                                      1,500,000       42,780,000
Oracle Corp. (a)                                     1,020,000       21,267,000
Symantec Corp. (a)                                     189,000        3,254,580
Synopsys, Inc. (a)                                     480,000       11,092,800
                                                                 --------------
                                                                    121,526,480
-------------------------------------------------------------------------------
Total Information Technology                                        373,720,160
===============================================================================
Materials -- 6.2%
Chemicals -- 2.6%
Monsanto Co.                                           161,000       18,357,220
The Mosaic Co. (a)(b)                                   70,000        8,575,700
                                                                 --------------
                                                                     26,932,920
-------------------------------------------------------------------------------
Containers & Packaging -- 2.2%
Crown Holdings, Inc. (a)                               130,000        3,489,200
Owens-Illinois, Inc. (a)                               201,000       11,085,150
Packaging Corp. of America                             360,000        7,912,800
                                                                 --------------
                                                                     22,487,150
-------------------------------------------------------------------------------
Metals & Mining -- 1.4%
Carpenter Technology Corp.                              50,000        2,564,000
Nucor Corp.                                            150,000       11,325,000
                                                                 --------------
                                                                     13,889,000
-------------------------------------------------------------------------------
Total Materials                                                      63,309,070
===============================================================================
Total Common Stocks
(Cost -- $1,001,752,394) -- 100.1%                                1,019,408,496
===============================================================================

                                                    Beneficial
                                                      Interest
Short-Term Securities                                    (000)
===============================================================================
BlackRock Liquidity Series, LLC
  Cash Sweep Series, 3.03% (c)(d)(f)                        --              194
BlackRock Liquidity Series, LLC
  Money Market Series, 2.85% (c)(d)(e)                 $83,392       83,392,350
-------------------------------------------------------------------------------
Total Short-Term Securities
(Cost -- $83,392,544) -- 8.2%                                        83,392,544
===============================================================================
Total Investments (Cost -- $1,085,144,938*) -- 108.3%             1,102,801,040

Liabilities in Excess of Other Assets -- (8.3%)                     (84,896,315)
                                                                 --------------
Net Assets -- 100.0%                                             $1,017,904,725
                                                                 ==============

See Notes to Financial Statements.


46         BLACKROCK LARGE CAP SERIES FUNDS, INC.         APRIL 30, 2008

Schedule of Investments (concluded)            Master Large Cap Growth Portfolio

* The cost and unrealized appreciation (depreciation) of investments as of April 30, 2008, as computed for federal income tax purposes, were as follows:

      Aggregate cost .......................................    $ 1,087,641,326
                                                                ===============
      Gross unrealized appreciation ........................    $    83,313,771
      Gross unrealized depreciation ........................        (68,154,057)
                                                                ---------------
      Net unrealized appreciation ..........................    $    15,159,714
                                                                ===============

(a)   Non-income producing security.
(b)   Security, or a portion of security, is on loan.
(c) Investments in companies considered to be an affiliate of the Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      --------------------------------------------------------------------------
                                                        Net
                                                     Activity          Interest
      Affiliate                                        (000)            Income
      --------------------------------------------------------------------------
      BlackRock Liquidity Series, LLC
        Cash Sweep Series                            $  (1,956)        $  23,740
      BlackRock Liquidity Series, LLC
        Money Market Series                          $(112,515)        $ 315,848
      --------------------------------------------------------------------------

(d)   Represents the current yield as of report date.
(e)   Security was purchased with the cash proceeds from securities loans.
(f)   Amount is less than $1,000.
o For Portfolio compliance purposes, the Portfolio's sector and industry classifications refer to any one or more of the sector and industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Portfolio management. This definition may not apply for purposes of this report, which may combine sector and industry sub-classifications for reporting ease.

See Notes to Financial Statements.


         BLACKROCK LARGE CAP SERIES FUNDS, INC.         APRIL 30, 2008        47

Schedule of Investments April 30, 2008 (Unaudited)
                                                Master Large Cap Value Portfolio
                                     (Percentages shown are based on Net Assets)

Common Stocks                                           Shares        Value
===============================================================================
Consumer Discretionary -- 4.8%
Household Durables -- 0.1%
NVR, Inc. (a)                                           10,000   $    6,135,000
-------------------------------------------------------------------------------
Internet & Catalog Retail -- 1.1%
Expedia, Inc. (a)(b)                                 2,070,000       52,288,200
-------------------------------------------------------------------------------
Leisure Equipment & Products -- 0.1%
Hasbro, Inc.                                           130,000        4,622,800
-------------------------------------------------------------------------------
Media -- 1.6%
Walt Disney Co.                                      2,400,000       77,832,000
-------------------------------------------------------------------------------
Specialty Retail -- 1.9%
The Gap, Inc. (b)                                    3,080,000       57,349,600
RadioShack Corp. (b)                                 2,700,000       37,530,000
                                                                 --------------
                                                                     94,879,600
-------------------------------------------------------------------------------
Total Consumer Discretionary                                        235,757,600
===============================================================================
Consumer Staples -- 1.9%
Beverages -- 1.7%
Coca-Cola Enterprises, Inc. (b)                      1,440,000       32,400,000
Pepsi Bottling Group, Inc.                           1,440,000       48,542,400
                                                                 --------------
                                                                     80,942,400
-------------------------------------------------------------------------------
Food & Staples Retailing -- 0.1%
BJ's Wholesale Club, Inc. (a)(b)                       170,000        6,480,400
-------------------------------------------------------------------------------
Household Products -- 0.1%
Colgate-Palmolive Co.                                  100,000        7,070,000
-------------------------------------------------------------------------------
Total Consumer Staples                                               94,492,800
===============================================================================
Energy -- 23.3%
Energy Equipment & Services -- 1.8%
ENSCO International, Inc. (b)                          790,000       50,346,700
Tidewater, Inc. (b)                                    600,000       39,132,000
                                                                 --------------
                                                                     89,478,700
-------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels -- 21.5%
Anadarko Petroleum Corp.                             1,060,000       70,553,600
Apache Corp.                                           100,000       13,468,000
Chevron Corp.                                        2,150,000      206,722,500
ConocoPhillips                                       1,800,000      155,070,000
Exxon Mobil Corp.                                    3,710,000      345,289,700
Marathon Oil Corp. (b)                               1,390,000       63,342,300
Noble Energy, Inc.                                     660,000       57,420,000
Occidental Petroleum Corp.                           1,220,000      101,516,200
Valero Energy Corp.                                    810,000       39,568,500
                                                                 --------------
                                                                  1,052,950,800
-------------------------------------------------------------------------------
Total Energy                                                      1,142,429,500
===============================================================================
Financials -- 18.5%
Capital Markets -- 1.1%
Ameriprise Financial, Inc.                           1,100,000       52,239,000
-------------------------------------------------------------------------------
Commercial Banks -- 0.3%
Comerica, Inc.                                         430,000       14,933,900
-------------------------------------------------------------------------------
Consumer Finance -- 1.3%
Capital One Financial Corp. (b)                      1,210,000       64,130,000
-------------------------------------------------------------------------------
Diversified Financial Services -- 1.9%
Bank of America Corp.                                  760,000       28,530,400
JPMorgan Chase & Co.                                   460,000       21,919,000
The NASDAQ Stock Market, Inc. (a)                    1,190,000       43,375,500
                                                                 --------------
                                                                     93,824,900
-------------------------------------------------------------------------------
Insurance -- 12.9%
ACE Ltd.                                             1,060,000       63,907,400
The Allstate Corp.                                   1,480,000       74,532,800
American Financial Group, Inc. (b)                     860,000       23,581,200
Chubb Corp.                                          1,260,000       66,742,200
Everest Re Group Ltd.                                  550,000       49,692,500
HCC Insurance Holdings, Inc.                           730,000       18,016,400
The Hanover Insurance Group, Inc.                      390,000       17,503,200
Hartford Financial Services Group, Inc.                110,000        7,839,700
MetLife, Inc. (b)                                    1,160,000       70,586,000
PartnerRe Ltd.                                         510,000       37,729,800
RenaissanceRe Holdings Ltd.                            690,000       35,493,600
The Travelers Cos., Inc.                             1,460,000       73,584,000
UnumProvident Corp. (b)                              2,460,000       57,096,600
W.R. Berkley Corp.                                   1,450,000       37,250,500
                                                                 --------------
                                                                    633,555,900
-------------------------------------------------------------------------------
Thrifts & Mortgage Finance -- 1.0%
Hudson City Bancorp, Inc.                            2,410,000       46,103,300
-------------------------------------------------------------------------------
Total Financials                                                    904,787,000
===============================================================================
Health Care -- 15.3%
Biotechnology -- 1.2%
Biogen Idec, Inc. (a)(b)                               970,000       58,869,300
-------------------------------------------------------------------------------
Health Care Equipment & Supplies -- 0.7%
Kinetic Concepts, Inc. (a)                             910,000       36,090,600
-------------------------------------------------------------------------------
Health Care Providers & Services -- 5.9%
Aetna, Inc.                                          1,130,000       49,268,000
AmerisourceBergen Corp.                              1,260,000       51,093,000
Cigna Corp.                                            860,000       36,730,600
Coventry Health Care, Inc. (a)                         630,000       28,179,900
Humana, Inc. (a)                                       360,000       17,204,400
Medco Health Solutions, Inc. (a)                       960,000       47,558,400
WellPoint, Inc. (a)                                  1,200,000       59,700,000
                                                                 --------------
                                                                    289,734,300
-------------------------------------------------------------------------------
Life Sciences Tools & Services -- 2.2%
Applera Corp. -- Applied Biosystems Group (b)        1,730,000       55,204,300
Invitrogen Corp. (a)                                   560,000       52,399,200
                                                                 --------------
                                                                    107,603,500
-------------------------------------------------------------------------------
Pharmaceuticals -- 5.3%
Eli Lilly & Co. (b)                                  1,220,000       58,730,800
Johnson & Johnson                                      140,000        9,392,600
King Pharmaceuticals, Inc. (a)(b)                    1,330,000       12,488,700
Pfizer, Inc.                                         7,600,000      152,836,000
Watson Pharmaceuticals, Inc. (a)                       790,000       24,521,600
                                                                 --------------
                                                                    257,969,700
-------------------------------------------------------------------------------
Total Health Care                                                   750,267,400
===============================================================================

See Notes to Financial Statements.


48         BLACKROCK LARGE CAP SERIES FUNDS, INC.         APRIL 30, 2008

Schedule of Investments (continued)             Master Large Cap Value Portfolio
                                     (Percentages shown are based on Net Assets)

Common Stocks                                           Shares        Value
===============================================================================
Industrials -- 16.7%
Aerospace & Defense -- 4.8%
DRS Technologies, Inc. (b)                             310,000   $   19,356,400
General Dynamics Corp.                                 530,000       47,922,600
L-3 Communications Holdings, Inc. (b)                  530,000       59,068,500
Northrop Grumman Corp.                                 700,000       51,499,000
Raytheon Co.                                           920,000       58,852,400
                                                                 --------------
                                                                    236,698,900
-------------------------------------------------------------------------------
Commercial Services & Supplies -- 1.9%
R.R. Donnelley & Sons Co.                            1,210,000       37,074,400
Waste Management, Inc.                               1,560,000       56,316,000
                                                                 --------------
                                                                     93,390,400
-------------------------------------------------------------------------------
Electrical Equipment -- 0.1%
Hubbell, Inc. Class B                                  110,000        4,920,300
-------------------------------------------------------------------------------
Industrial Conglomerates -- 2.6%
General Electric Co.                                 3,860,000      126,222,000
-------------------------------------------------------------------------------
Machinery -- 7.1%
AGCO Corp. (a)(b)                                      740,000       44,496,200
Deere & Co.                                            840,000       70,618,800
Dover Corp.                                          1,170,000       57,879,900
Flowserve Corp.                                        270,000       33,504,300
Gardner Denver, Inc. (a)                               540,000       25,083,000
Parker Hannifin Corp. (b)                              770,000       61,484,500
SPX Corp.                                              470,000       57,810,000
                                                                 --------------
                                                                    350,876,700
-------------------------------------------------------------------------------
Road & Rail -- 0.2%
Ryder System, Inc.                                     120,000        8,216,400
-------------------------------------------------------------------------------
Total Industrials                                                   820,324,700
===============================================================================
Information Technology -- 13.0%
Communications Equipment -- 0.1%
Juniper Networks, Inc. (a)                              90,000        2,485,800
-------------------------------------------------------------------------------
Computers & Peripherals -- 4.5%
Hewlett-Packard Co.                                    990,000       45,886,500
International Business Machines Corp.                  610,000       73,627,000
QLogic Corp. (a)                                       620,000        9,895,200
Seagate Technology                                   2,620,000       49,439,400
Western Digital Corp. (a)(b)                         1,450,000       42,035,500
                                                                 --------------
                                                                    220,883,600
-------------------------------------------------------------------------------
Electronic Equipment & Instruments -- 0.4%
Tech Data Corp. (a)                                    560,000       18,821,600
-------------------------------------------------------------------------------
IT Services -- 2.2%
Computer Sciences Corp. (a)                          1,100,000       47,949,000
Electronic Data Systems Corp.                        2,070,000       38,419,200
Hewitt Associates, Inc. Class A (a)                    510,000       20,910,000
                                                                 --------------
                                                                    107,278,200
-------------------------------------------------------------------------------
Office Electronics -- 1.0%
Xerox Corp.                                          3,490,000       48,755,300
-------------------------------------------------------------------------------
Semiconductors & Semiconductor
Equipment -- 1.4%
Integrated Device Technology, Inc. (a)                 900,000        9,621,000
KLA-Tencor Corp. (b)                                   480,000       20,966,400
Novellus Systems, Inc. (a)                           1,810,000       39,566,600
                                                                 --------------
                                                                     70,154,000
-------------------------------------------------------------------------------
Software -- 3.4%
BMC Software, Inc. (a)                               1,050,000       36,498,000
CA, Inc.                                             1,670,000       36,973,800
Compuware Corp. (a)                                  3,490,000       26,314,600
McAfee, Inc. (a)                                     1,360,000       45,220,000
Synopsys, Inc. (a)                                     920,000       21,261,200
                                                                 --------------
                                                                    166,267,600
-------------------------------------------------------------------------------
Total Information Technology                                        634,646,100
===============================================================================
Materials -- 4.6%
Chemicals -- 0.7%
FMC Corp.                                              580,000       36,412,400
-------------------------------------------------------------------------------
Containers & Packaging -- 1.0%
Owens-Illinois, Inc. (a)                               890,000       49,083,500
-------------------------------------------------------------------------------
Metals & Mining -- 1.8%
Carpenter Technology Corp.                             480,000       24,614,400
Nucor Corp. (b)                                        820,000       61,910,000
                                                                 --------------
                                                                     86,524,400
-------------------------------------------------------------------------------
Paper & Forest Products -- 1.1%
International Paper Co. (b)                          2,060,000       53,910,200
-------------------------------------------------------------------------------
Total Materials                                                     225,930,500
===============================================================================
Telecommunication Services -- 1.9%
Diversified Telecommunication
Services -- 1.9%
AT&T Inc.                                            2,130,000       82,452,300
Qwest Communications International Inc. (b)          1,660,000        8,565,600
-------------------------------------------------------------------------------
Total Telecommunication Services                                     91,017,900
===============================================================================
Total Common Stocks
(Cost -- $4,667,746,904) -- 100.0%                                4,899,653,500
===============================================================================

                                                    Beneficial
                                                      Interest
Short-Term Securities                                    (000)
===============================================================================
BlackRock Liquidity Series, LLC
  Cash Sweep Series, 3.03% (c)(d)                      $ 8,121        8,121,435
BlackRock Liquidity Series, LLC
  Money Market Series, 2.85% (c)(d)(e)                 457,634      457,633,600
-------------------------------------------------------------------------------
Total Short-Term Securities
(Cost -- $465,755,035) -- 9.5%                                      465,755,035
===============================================================================
Total Investments
(Cost -- $5,133,501,939*) -- 109.5%                               5,365,408,535

Liabilities in Excess of Other Assets -- (9.5%)                    (466,375,162)
                                                                 --------------
Net Assets -- 100.0%                                             $4,899,033,373
                                                                 ==============

See Notes to Financial Statements.


         BLACKROCK LARGE CAP SERIES FUNDS, INC.         APRIL 30, 2008        49

Schedule of Investments (concluded)             Master Large Cap Value Portfolio

* The cost and unrealized appreciation (depreciation) of investments as of April 30, 2008, as computed for federal income tax purposes, were as follows:

      Aggregate cost .......................................    $ 5,142,842,955
                                                                ===============
      Gross unrealized appreciation ........................    $   571,236,911
      Gross unrealized depreciation ........................       (348,671,331)
                                                                ---------------
      Net unrealized appreciation ..........................    $   222,565,580
                                                                ===============

(a)   Non-income producing security.
(b)   Security, or a portion of security, is on loan.
(c) Investments in companies considered to be an affiliate of the Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      --------------------------------------------------------------------------
                                                        Net
                                                     Activity          Interest
      Affiliate                                        (000)            Income
      --------------------------------------------------------------------------
      BlackRock Liquidity Series, LLC
        Cash Sweep Series                           $     8,111       $  107,561
      BlackRock Liquidity Series, LLC
        Money Market Series                         $  (113,459)      $1,137,422
      --------------------------------------------------------------------------

(d)   Represents the current yield as of report date.
(e)   Security was purchased with the cash proceeds from securities loans.
o For Portfolio compliance purposes, the Portfolio's sector and industry classifications refer to any one or more of the sector and industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Portfolio management. This definition may not apply for purposes of this report, which may combine sector and industry sub-classifications for reporting ease.

See Notes to Financial Statements.


50         BLACKROCK LARGE CAP SERIES FUNDS, INC.         APRIL 30, 2008

Statements of Assets and Liabilities                 Master Large Cap Series LLC

                                                                                   Master Large      Master Large      Master Large
                                                                                    Cap Core          Cap Growth        Cap Value
April 30, 2008 (Unaudited)                                                          Portfolio         Portfolio         Portfolio
====================================================================================================================================
Assets
------------------------------------------------------------------------------------------------------------------------------------
Investments at value -- unaffiliated 1,2 .....................................    $4,497,032,185    $1,019,408,496    $4,899,653,500
Investments at value -- affiliated 3 .........................................       496,650,100        83,392,544       465,755,035
Cash .........................................................................                --                --            74,016
Investments sold receivable ..................................................        95,320,232        61,262,685        56,456,602
Contributions receivable .....................................................         5,788,883         1,489,507        11,712,406
Dividends receivable .........................................................         1,554,484           213,860         2,276,000
Securities lending income receivable .........................................           186,700            25,301           219,582
Other receivables ............................................................           290,456            10,421           181,175
Interest receivable -- affiliated ............................................               115                --                --
Prepaid expenses .............................................................             8,550             1,955             6,174
                                                                                  --------------------------------------------------
Total assets .................................................................     5,096,831,705     1,165,804,769     5,436,334,490
                                                                                  --------------------------------------------------
====================================================================================================================================
Liabilities
------------------------------------------------------------------------------------------------------------------------------------
Collateral on securities loaned at value .....................................       496,650,100        83,392,350       457,633,600
Bank overdraft ...............................................................        11,087,813         1,507,603                --
Investments purchased payable ................................................        80,619,075        58,305,059        63,032,797
Withdrawals payable ..........................................................        13,234,536         4,173,539        14,553,377
Investment advisory fees payable .............................................         1,709,571           419,243         1,907,854
Other affiliates payable .....................................................            49,693             6,085            42,514
Officer payable ..............................................................               647               172               630
Other accrued expenses payable ...............................................            38,338            95,993           130,345
                                                                                  --------------------------------------------------
Total liabilities ............................................................       603,389,773       147,900,044       537,301,117
                                                                                  --------------------------------------------------
====================================================================================================================================
Net Assets
------------------------------------------------------------------------------------------------------------------------------------
Net Assets ...................................................................    $4,493,441,932    $1,017,904,725    $4,899,033,373
                                                                                  ==================================================
====================================================================================================================================
Net Assets Consist of
------------------------------------------------------------------------------------------------------------------------------------
Investors' capital ...........................................................    $4,238,912,512    $1,000,248,623    $4,667,126,777
Net unrealized appreciation/depreciation .....................................       254,529,420        17,656,102       231,906,596
                                                                                  --------------------------------------------------
Net Assets ...................................................................    $4,493,441,932    $1,017,904,725    $4,899,033,373
                                                                                  ==================================================
    1 Cost -- unaffiliated ...................................................    $4,242,502,765    $1,001,752,394    $4,667,746,904
                                                                                  ==================================================
    2 Securities loaned at value .............................................    $  476,946,809    $   79,959,881    $  440,198,588
                                                                                  ==================================================
    3 Cost -- affiliated .....................................................    $  496,650,100    $   83,392,544    $  465,755,035
                                                                                  ==================================================

See Notes to Financial Statements.


         BLACKROCK LARGE CAP SERIES FUNDS, INC.         APRIL 30, 2008        51

Statements of Operations                             Master Large Cap Series LLC

                                                                                Master Large      Master Large      Master Large
                                                                                 Cap Core          Cap Growth        Cap Value
Six Months Ended April 30, 2008 (Unaudited)                                      Portfolio         Portfolio         Portfolio
===================================================================================================================================
Investment Income
-----------------------------------------------------------------------------------------------------------------------------------
Dividends ..............................................................    $    30,168,153     $     5,826,725     $    38,507,505
Securities lending .....................................................          1,585,920             315,848           1,137,422
Interest from affiliates ...............................................              6,973              23,740             107,561
                                                                            -------------------------------------------------------
Total income ...........................................................         31,761,046           6,166,313          39,752,488
                                                                            -------------------------------------------------------
===================================================================================================================================
Expenses
-----------------------------------------------------------------------------------------------------------------------------------
Investment advisory ....................................................         11,134,291           2,698,199          11,770,230
Accounting services ....................................................            356,414             168,395             355,243
Custodian ..............................................................            208,514              50,785             178,614
Professional ...........................................................             46,228              25,452              41,944
Officer and Directors ..................................................             34,414              14,280              36,949
Printing ...............................................................              2,875                 663               2,792
Miscellaneous ..........................................................             38,269              10,503              40,891
                                                                            -------------------------------------------------------
Total expenses .........................................................         11,821,005           2,968,277          12,426,663
                                                                            -------------------------------------------------------
Net investment income ..................................................         19,940,041           3,198,036          27,325,825
                                                                            -------------------------------------------------------
===================================================================================================================================
Realized and Unrealized Loss
-----------------------------------------------------------------------------------------------------------------------------------
Realized loss from investments .........................................       (186,163,412)        (24,453,582)       (159,505,085)
Net change in unrealized appreciation/depreciation on investments ......       (994,381,427)       (174,501,487)       (484,286,844)
                                                                            -------------------------------------------------------
Total realized and unrealized loss .....................................     (1,180,544,839)       (198,955,069)       (643,791,929)
                                                                            -------------------------------------------------------
Net Decrease in Net Assets Resulting from Operations ...................    $(1,160,604,798)    $  (195,757,033)    $  (616,466,104)
                                                                            =======================================================

See Notes to Financial Statements.


52         BLACKROCK LARGE CAP SERIES FUNDS, INC.         APRIL 30, 2008

Statements of Changes in Net Assets                  Master Large Cap Series LLC

                                                                                                  Master Large Cap Core Portfolio
                                                                                                -----------------------------------
                                                                                                  Six Months
                                                                                                    Ended
                                                                                                   April 30,          Year Ended
                                                                                                     2008             October 31,
Increase (Decrease) in Net Assets:                                                                (Unaudited)            2007
===================================================================================================================================
Operations
-----------------------------------------------------------------------------------------------------------------------------------
Net investment income ......................................................................    $    19,940,041     $    27,760,104
Net realized gain (loss) ...................................................................       (186,163,412)        527,140,752
Net change in unrealized appreciation/depreciation .........................................       (994,381,427)        308,789,197
                                                                                                -----------------------------------
Net increase (decrease) in net assets resulting from operations ............................     (1,160,604,798)        863,690,053
                                                                                                -----------------------------------
===================================================================================================================================
Capital Transactions
-----------------------------------------------------------------------------------------------------------------------------------
Proceeds from contributions ................................................................        650,312,857       1,128,729,030
Fair value of withdrawals ..................................................................       (645,997,116)       (219,326,884)
                                                                                                -----------------------------------
Net increase in net assets derived from capital transactions ...............................          4,315,741         909,402,146
                                                                                                -----------------------------------
===================================================================================================================================
Net Assets
-----------------------------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets ....................................................     (1,156,289,057)      1,773,092,199
Beginning of period ........................................................................      5,649,730,989       3,876,638,790
                                                                                                -----------------------------------
End of period ..............................................................................    $ 4,493,441,932     $ 5,649,730,989
                                                                                                ===================================

Statements of Changes in Net Assets                  Master Large Cap Series LLC

                                                                                                 Master Large Cap Growth Portfolio
                                                                                                -----------------------------------
                                                                                                  Six Months
                                                                                                    Ended
                                                                                                   April 30,          Year Ended
                                                                                                     2008             October 31,
Increase (Decrease) in Net Assets:                                                                (Unaudited)            2007
===================================================================================================================================
Operations
-----------------------------------------------------------------------------------------------------------------------------------
Net investment income ......................................................................    $     3,198,036     $     2,458,062
Net realized gain (loss) ...................................................................        (24,453,582)         69,759,009
Net change in unrealized appreciation/depreciation .........................................       (174,501,487)         89,197,066
                                                                                                -----------------------------------
Net increase (decrease) in net assets resulting from operations ............................       (195,757,033)        161,414,137
                                                                                                -----------------------------------
===================================================================================================================================
Capital Transactions
-----------------------------------------------------------------------------------------------------------------------------------
Proceeds from contributions ................................................................        361,089,024         596,750,862
Fair value of withdrawals ..................................................................       (381,422,494)       (309,546,572)
                                                                                                -----------------------------------
Net increase (decrease) in net assets derived from capital transactions ....................        (20,333,470)        287,204,290
                                                                                                -----------------------------------
===================================================================================================================================
Net Assets
-----------------------------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets ....................................................       (216,090,503)        448,618,427
Beginning of period ........................................................................      1,233,995,228         785,376,801
                                                                                                -----------------------------------
End of period ..............................................................................    $ 1,017,904,725     $ 1,233,995,228
                                                                                                ===================================

See Notes to Financial Statements.


         BLACKROCK LARGE CAP SERIES FUNDS, INC.         APRIL 30, 2008        53

Statements of Changes in Net Assets                  Master Large Cap Series LLC

                                                                                                  Master Large Cap Value Portfolio
                                                                                                -----------------------------------
                                                                                                  Six Months
                                                                                                    Ended
                                                                                                   April 30,          Year Ended
                                                                                                     2008             October 31,
Increase (Decrease) in Net Assets:                                                                (Unaudited)            2007
===================================================================================================================================
Operations
-----------------------------------------------------------------------------------------------------------------------------------
Net investment income ......................................................................    $    27,325,825     $    45,367,286
Net realized gain (loss) ...................................................................       (159,505,085)        338,339,351
Net change in unrealized appreciation/depreciation .........................................       (484,286,844)        147,211,110
                                                                                                -----------------------------------
Net increase (decrease) in net assets resulting from operations ............................       (616,466,104)        530,917,747
                                                                                                -----------------------------------
===================================================================================================================================
Capital Transactions
-----------------------------------------------------------------------------------------------------------------------------------
Proceeds from contributions ................................................................      1,382,831,256       2,162,748,781
Fair value of withdrawals ..................................................................     (1,259,486,330)     (1,229,437,681)
                                                                                                -----------------------------------
Net increase in net assets derived from capital transactions ...............................        123,344,926         933,311,100
                                                                                                -----------------------------------
===================================================================================================================================
Net Assets
-----------------------------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets ....................................................       (493,121,178)      1,464,228,847
Beginning of period ........................................................................      5,392,154,551       3,927,925,704
                                                                                                -----------------------------------
End of period ..............................................................................    $ 4,899,033,373     $ 5,392,154,551
                                                                                                ===================================

See Notes to Financial Statements.


54         BLACKROCK LARGE CAP SERIES FUNDS, INC.         APRIL 30, 2008

Financial Highlights                                 Master Large Cap Series LLC

                                                              Master Large Cap Core Portfolio
                                   -------------------------------------------------------------------------------------
                                   Six Months
                                     Ended
                                    April 30,                             Year Ended October 31,
                                      2008        ----------------------------------------------------------------------
                                   (Unaudited)       2007           2006           2005           2004           2003
========================================================================================================================
Total Investment Return
------------------------------------------------------------------------------------------------------------------------
Total investment return .......        (15.66%) 1      13.94%         17.32%         18.35%          9.61%         25.11%
                                   =====================================================================================
========================================================================================================================
Ratios to Average Net Assets
------------------------------------------------------------------------------------------------------------------------
Total expenses ................          0.49% 2        0.49%          0.49%          0.51%          0.52%          0.54%
                                   =====================================================================================
Net investment income .........          0.82% 2        0.63%          0.58%          0.72%          0.57%          0.48%
                                   =====================================================================================
========================================================================================================================
Supplemental Data
------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000)    $4,493,442     $5,649,731     $3,876,639     $2,666,699     $1,831,300     $1,454,109
                                   =====================================================================================
Portfolio turnover ............            52%            96%            88%            94%           136%           139%
                                   =====================================================================================

1     Aggregate total investment return.
2     Annualized.

Financial Highlights                                 Master Large Cap Series LLC

                                                             Master Large Cap Growth Portfolio
                                   -------------------------------------------------------------------------------------
                                   Six Months
                                     Ended
                                    April 30,                             Year Ended October 31,
                                      2008        ----------------------------------------------------------------------
                                   (Unaudited)       2007           2006           2005           2004           2003
========================================================================================================================
Total Investment Return
------------------------------------------------------------------------------------------------------------------------
Total investment return .......        (15.76%) 1      17.47%         14.05%         12.47%          5.42%         25.01%
                                   =====================================================================================
========================================================================================================================
Ratios to Average Net Assets
------------------------------------------------------------------------------------------------------------------------
Total expenses ................          0.55% 2        0.56%          0.56%          0.57%          0.59%          0.61%
                                   =====================================================================================
Net investment income .........          0.59% 2        0.25%          0.26%          0.33%          0.09%          0.04%
                                   =====================================================================================
========================================================================================================================
Supplemental Data
------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000)    $1,017,905     $1,233,995     $  785,377     $  489,398     $  344,400     $  250,166
                                   =====================================================================================
Portfolio turnover ............            73%            87%           117%           132%           165%           178%
                                   =====================================================================================

1     Aggregate total investment return.
2     Annualized.

See Notes to Financial Statements.


         BLACKROCK LARGE CAP SERIES FUNDS, INC.         APRIL 30, 2008        55

Financial Highlights (concluded)                     Master Large Cap Series LLC

                                                              Master Large Cap Value Portfolio
                                   -------------------------------------------------------------------------------------
                                   Six Months
                                     Ended
                                    April 30,                             Year Ended October 31,
                                      2008        ----------------------------------------------------------------------
                                   (Unaudited)       2007           2006           2005           2004           2003
========================================================================================================================
Total Investment Return
------------------------------------------------------------------------------------------------------------------------
Total investment return .......        (11.39%) 1      12.72%         18.48%         21.93%         14.57%         27.05%
                                   =====================================================================================
========================================================================================================================
Ratios to Average Net Assets
------------------------------------------------------------------------------------------------------------------------
Total expenses ................          0.51% 2        0.51%          0.53%          0.55%          0.56%          0.57%
                                   =====================================================================================
Net investment income .........          1.11% 2        0.95%          0.73%          0.80%          0.93%          0.97%
                                   =====================================================================================
========================================================================================================================
Supplemental Data
------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000)    $4,899,033     $5,392,155     $3,927,926     $1,535,988     $  810,489     $  515,257
                                   =====================================================================================
Portfolio turnover ............            45%            72%            71%            95%           128%           157%
                                   =====================================================================================

1     Aggregate total investment return.
2     Annualized.

See Notes to Financial Statements.


56         BLACKROCK LARGE CAP SERIES FUNDS, INC.         APRIL 30, 2008

Notes to Financial Statements (Unaudited)            Master Large Cap Series LLC

1. Significant Accounting Policies:

Master Large Cap Core Portfolio, Master Large Cap Growth Portfolio and Master Large Cap Value Portfolio (the "Portfolios" or individually, a "Portfolio") constitute Master Large Cap Series LLC (the "Master LLC"). The Master LLC is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), and is organized as a Delaware limited liability company. The Limited Liability Company Agreement permits the Directors to issue non-transferable interests in the Master LLC, subject to certain limitations. The Portfolios' financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. Actual results may differ from these estimates.

The following is a summary of significant accounting policies followed by the
Portfolios:

Valuation of Investments: Equity investments traded on a recognized securities exchange or the NASDAQ Global Market System are valued at the last reported sale price that day or the NASDAQ official closing price, if applicable. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last available bid price. Investments in open-end investment companies are valued at net asset value each business day.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the market value of such investment, the investment will be valued by a method approved by the Board of Directors (the "Board") as reflecting fair value ("Fair Value Assets"). When determining the price for Fair Value Assets, the investment advisor and/or sub-advisor seeks to determine the price that a Portfolio might reasonably expect to receive from the current sale of that asset in an arm's-length transaction. Fair value determinations shall be based upon all available factors that the investment advisor and/or sub-advisor deems relevant. The pricing of all Fair Value Assets is subsequently reported to the Board or a committee thereof.

Investment Transactions and Investment Income: Investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when a Portfolio has determined the ex-dividend date. Interest income is recognized on the accrual basis.

Securities Lending: The Portfolios may lend securities to financial institutions that provide cash or securities issued or guaranteed by the U.S. government as collateral, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Portfolio and any additional required collateral is delivered to the Portfolio on the next business day. A Portfolio typically receives the income on the loaned securities but does not receive the income on the collateral. Where a Portfolio receives cash collateral, it may invest such collateral and retain the amount earned on such investment, net of any amount rebated to the borrower. A Portfolio may receive a flat fee for its loans. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. A Portfolio may pay reasonable lending agent, administrative and custodial fees in connection with its loans. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or for any other reason, a Portfolio could experience delays and costs in gaining access to the collateral. A Portfolio also could suffer a loss where the value of the collateral falls below the market value of the borrowed securities, in the event of borrower default or in the event of losses on investments made with cash collateral.

Income Taxes: It is each Portfolio's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required. Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

Effective April 30, 2008, each Portfolio implemented Financial Accounting Standards Board ("FASB") Interpretation No. 48, "Accounting for Uncertainty in Income Taxes -- an interpretation of FASB Statement No. 109" ("FIN 48"). FIN 48 prescribes the minimum recognition threshold a tax position must meet in connection with accounting for uncertainties in income tax positions taken or expected to be taken by an entity, including investment companies, before being measured and recognized in the financial statements. The investment advisor has evaluated the application of FIN 48 to the Portfolios, and has determined that the adoption of FIN 48 does not have a material impact on any Portfolios' financial statements. The Portfolios file U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statutes of limitations on the Portfolios' U.S. federal tax returns remains open for the years ended October 31, 2004 through October 31, 2006. The statutes of limitations on the Portfolios' state and local tax returns may remain open for an additional year depending upon the jurisdiction.


         BLACKROCK LARGE CAP SERIES FUNDS, INC.         APRIL 30, 2008        57

Notes to Financial Statements (continued)            Master Large Cap Series LLC

Recent Accounting Pronouncements: In September 2006, Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. The impact on the Portfolios' financial statement disclosures, if any, is currently being assessed.

In addition, in February 2007, Statement of Financial Accounting Standards No. 159, "The Fair Value Option for Financial Assets and Financial Liabilities" ("FAS 159"), was issued and is effective for fiscal years beginning after November 15, 2007. Early adoption is permitted at the beginning of a fiscal year that begins on or before November 15, 2007 provided the entity also elects to apply the provisions of FAS 157. FAS 159 permits entities to choose to measure many financial instruments and certain other items at fair value that are not currently required to be measured at fair value. FAS 159 also establishes presentation and disclosure requirements designed to facilitate comparisons between entities that choose different measurement attributes for similar types of assets and liabilities. The impact on the Portfolios' financial statement disclosures, if any, is currently being assessed.

In March 2008, Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities -- an amendment of FASB Statement No. 133" ("FAS 161"), was issued and is effective for fiscal years beginning after November 15, 2008. FAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity's results of operations and financial position. The investment advisor is currently evaluating the implications of FAS 161 and the impact on the Portfolios' financial statement disclosures, if any, is currently being assessed.

Bank Overdraft: Master Large Cap Core Portfolio and Master Large Cap Growth Portfolio recorded a bank overdraft, which resulted from management estimates of available cash.

Other: Expenses directly related to one of the Portfolios are charged to that Portfolio. Other operating expenses shared by several Portfolios are pro-rated among those Portfolios on the basis of relative net assets or other appropriate methods.

2. Investment Advisory Agreement and Other Transactions with Affiliates:

The Master LLC, on behalf of each Portfolio, has entered into an Investment Advisory Agreement with BlackRock Advisors, LLC (the "Advisor"), an indirect, wholly owned subsidiary of BlackRock, Inc., to provide investment advisory and administration services. Merrill Lynch & Co., Inc. ("Merrill Lynch") and The PNC Financial Services Group, Inc. are principal owners of BlackRock, Inc.

The Advisor is responsible for the management of each Portfolio's investments and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Portfolio. Master Large Cap Core Portfolio pays a monthly fee at an annual rate of 0.50% of the average daily net assets not exceeding $1 billion, 0.45% of average daily net assets in excess of $1 billion but not exceeding $5 billion and 0.40% of average daily net assets in excess of $5 billion; Master Large Cap Growth Portfolio pays a monthly fee at an annual rate of 0.50% of the average daily net assets not exceeding $5 billion and 0.45% of average daily net assets in excess of $5 billion; and Master Large Cap Value Portfolio pays a monthly fee at an annual rate of 0.50% of the average daily net assets not exceeding $3 billion and 0.45% of average daily net assets in excess of $3 billion. For the six months ended April 30, 2008, each Portfolio reimbursed the Advisor for certain accounting services, which are included in accounting services expenses in the Statements of Operations. The reimbursements were as follows:

--------------------------------------------------------------------------------
                                                                      Accounting
                                                                       Services
--------------------------------------------------------------------------------
Master Large Cap Core Portfolio ...................................     $39,010
Master Large Cap Growth Portfolio .................................     $ 9,096
Master Large Cap Value Portfolio ..................................     $40,149
--------------------------------------------------------------------------------

In addition, the Advisor has entered into a separate sub-advisory agreement, with respect to each Portfolio, with BlackRock Investment Management, LLC ("BIM"), an affiliate of the Advisor, under which the Advisor pays BIM, for services it provides, a monthly fee that is a percentage of the investment advisory fee paid by a Portfolio to the Advisor.

The Master LLC has received an exemptive order from the Securities and Exchange Commission permitting it to lend portfolio securities to Merrill Lynch, Pierce, Fenner & Smith Incorporated, a wholly owned subsidiary of Merrill Lynch, or its affiliates. As of April 30, 2008, Master Large Cap Core Portfolio, Master Large Cap Growth Portfolio and Master Large Cap Value Portfolio lent securities with values of $237,892,898, $24,365,614 and $98,941,104, respectively. Pursuant to that order each Portfolio has


58         BLACKROCK LARGE CAP SERIES FUNDS, INC.         APRIL 30, 2008

Notes to Financial Statements (concluded)            Master Large Cap Series LLC

retained BIM as the securities lending agent for a fee based on a share of the returns on investment of cash collateral. BIM may, on behalf of a Portfolio, invest cash collateral received by the Portfolio for such loans, among other things, in a private investment company managed by the Advisor or in registered money market funds advised by the Advisor or its affiliates. For the six months ended April 30, 2008, BIM received $392,006, $78,061 and $282,595 in securities lending agent fees for Master Large Cap Core Portfolio, Master Large Cap Growth Portfolio and Master Large Cap Value Portfolio, respectively.

Certain officers and/or directors of the Master LLC are officers and/or directors of BlackRock, Inc. or its affiliates.

3. Investments:

Purchases and sales of investments, excluding short-term securities, for the six months ended April 30, 2008 were as follows:

--------------------------------------------------------------------------------
                                                 Purchases            Sales
--------------------------------------------------------------------------------
Master Large Cap Core Portfolio ............   $2,560,109,067     $2,824,750,819
Master Large Cap Growth Portfolio ..........   $  752,717,410     $  770,612,277
Master Large Cap Value Portfolio ...........   $2,395,446,162     $2,254,389,962
--------------------------------------------------------------------------------

4. Short-Term Borrowings:

The Master LLC, along with certain other funds managed by the Advisor and its affiliates, is a party to a $500,000,000 credit agreement with a group of lenders. A Portfolio may borrow under the credit agreement to fund shareholder redemptions and for other lawful purposes other than for leverage. A Portfolio may borrow up to the maximum amount allowable under the Portfolio's current prospectus and statement of additional information, subject to various other legal, regulatory or contractual limits. On November 21, 2007, the credit agreement was renewed for one year under substantially the same terms. Each Portfolio pays a commitment fee of 0.06% per annum based on the Portfolio's pro rata share of the unused portion of the credit agreement, which is included in miscellaneous expenses in the Statements of Operations. Amounts borrowed under the credit agreement bear interest at a rate equal to, at each fund's election, the federal funds rate plus 0.35% or a base rate as defined in the credit agreement. The Portfolios did not borrow under the credit agreement during the six months ended April 30, 2008.

5. Acquisitions:

Master Large Cap Core

On September 24, 2007, an investor of Master Large Cap Core Portfolio ("Master Large Cap Core") acquired all of the net assets of BlackRock Investment Trust Portfolio of BlackRock Funds ("Investment Trust"), pursuant to a plan of reorganization. As a result of the reorganization, which included $286,539,853, of net unrealized appreciation, the Master Large Cap Core Portfolio received an in-kind contribution of portfolio securities.


         BLACKROCK LARGE CAP SERIES FUNDS, INC.         APRIL 30, 2008        59

Officers and Directors

David O. Beim, Director
Richard S. Davis, Director
Ronald W. Forbes, Director
Henry Gabbay, Director
Dr. Matina Horner, Director
Rodney D. Johnson, Director
Herbert I. London, Director
Cynthia A. Montgomery, Director
Joseph P. Platt, Jr., Director
Robert C. Robb, Jr., Director
Toby Rosenblatt, Director
Kenneth L. Urish, Director
Frederick W. Winter, Director
Donald C. Burke, Fund President and Chief Executive Officer
Anne F. Ackerley, Vice President
Neal J. Andrews, Chief Financial Officer
Jay M. Fife, Treasurer
Brian P. Kindelan, Chief Compliance Officer of the Funds
Howard Surloff, Secretary

Custodian

Brown Brothers Harriman & Co.
Boston, MA 02109

Transfer Agent

PFPC Inc.
Wilmington, DE 19809

Accounting Agent

State Street Bank and Trust Company
Princeton, NJ 08540

Independent Registered Public Accounting Firm

Deloitte & Touche LLP
Princeton, NJ 08540

Legal Counsel

Sidley Austin LLP
New York, NY 10019


60         BLACKROCK LARGE CAP SERIES FUNDS, INC.         APRIL 30, 2008

Additional Information

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, "Clients") and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

Availability of Additional Information

Electronic copies of most financial reports and prospectuses are available on the Funds' website or shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports and prospectuses by enrolling in the Funds' electronic delivery program.

To enroll:

Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:

Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.

Shareholders Who Hold Accounts Directly with BlackRock:

1) Access the BlackRock website at http://www.blackrock.com/edelivery

2) Click on the applicable link and follow the steps to sign up

3) Log into your account

The Funds will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called "householding" and it is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Funds at (800) 441-7762.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling toll-free (800) 441-7762; (2) at www.blackrock.com; and (3) on the Securities and Exchange Commission's (the "SEC") website at http://www.sec.gov.


         BLACKROCK LARGE CAP SERIES FUNDS, INC.         APRIL 30, 2008        61

Additional Information (concluded)

Availability of Additional Information (concluded)

Availability of Proxy Voting Record

Information about how the Funds vote proxies relating to securities held in the Funds' portfolios during the most recent 12-month period ended June 30 is available upon request and without charge (1) at www.blackrock.com or by calling
(800) 441-7762 and (2) on the SEC's website at http://www.sec.gov.

Availability of Quarterly Portfolio Schedule

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds' Forms N-Q are available on the SEC's website at http://www.sec.gov and may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The Funds' Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM EST to get information about your account balances, recent transactions and share prices. You can also reach us on the Web at www.blackrock.com/funds.

Automatic Investment Plans

Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.


62         BLACKROCK LARGE CAP SERIES FUNDS, INC.         APRIL 30, 2008

A World-Class Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed income and tax-exempt investing.

Equity Funds

BlackRock All-Cap Global Resources Portfolio
BlackRock Asset Allocation Portfolio+
BlackRock Aurora Portfolio
BlackRock Balanced Capital Fund+
BlackRock Basic Value Fund
BlackRock Capital Appreciation Portfolio
BlackRock Equity Dividend Fund
BlackRock EuroFund
BlackRock Focus Growth Fund
BlackRock Focus Value Fund
BlackRock Fundamental Growth Fund
BlackRock Global Allocation Fund+
BlackRock Global Dynamic Equity Fund
BlackRock Global Emerging Markets Fund
BlackRock Global Financial Services Fund
BlackRock Global Growth Fund
BlackRock Global Opportunities Portfolio
BlackRock Global Resources Portfolio
BlackRock Global Science & Technology Opportunities Portfolio
BlackRock Global SmallCap Fund
BlackRock Health Sciences Opportunities Portfolio*
BlackRock Healthcare Fund
BlackRock Index Equity Portfolio*
BlackRock International Fund
BlackRock International Index Fund
BlackRock International Opportunities Portfolio
BlackRock International Value Fund
BlackRock Large Cap Core Fund
BlackRock Large Cap Growth Fund
BlackRock Large Cap Value Fund
BlackRock Latin America Fund
BlackRock Mid-Cap Growth Equity Portfolio
BlackRock Mid-Cap Value Equity Portfolio
BlackRock Mid Cap Value Opportunities Fund
BlackRock Natural Resources Trust
BlackRock Pacific Fund
BlackRock Small Cap Core Equity Portfolio
BlackRock Small Cap Growth Equity Portfolio
BlackRock Small Cap Growth Fund II
BlackRock Small Cap Index Fund
BlackRock Small Cap Value Equity Portfolio*
BlackRock Small/Mid-Cap Growth Portfolio
BlackRock S&P 500 Index Fund
BlackRock Technology Fund
BlackRock U.S. Opportunities Portfolio
BlackRock Utilities and Telecommunications Fund
BlackRock Value Opportunities Fund

Fixed Income Funds

BlackRock Commodity Strategies Fund
BlackRock Emerging Market Debt Portfolio
BlackRock Enhanced Income Portfolio
BlackRock GNMA Portfolio
BlackRock Government Income Portfolio
BlackRock High Income Fund
BlackRock High Yield Bond Portfolio
BlackRock Income Portfolio
BlackRock Income Builder Portfolio
BlackRock Inflation Protected Bond Portfolio
BlackRock Intermediate Bond Portfolio II
BlackRock Intermediate Government Bond Portfolio
BlackRock International Bond Portfolio
BlackRock Long Duration Bond Portfolio
BlackRock Low Duration Bond Portfolio
BlackRock Managed Income Portfolio
BlackRock Short-Term Bond Fund
BlackRock Strategic Income Portfolio
BlackRock Total Return Fund
BlackRock Total Return Portfolio II
BlackRock World Income Fund

Municipal Bond Funds

BlackRock AMT-Free Municipal Bond Portfolio
BlackRock California Insured Municipal Bond Fund
BlackRock Delaware Municipal Bond Portfolio
BlackRock Florida Municipal Bond Fund
BlackRock High Yield Municipal Fund
BlackRock Intermediate Municipal Fund
BlackRock Kentucky Municipal Bond Portfolio
BlackRock Municipal Insured Fund
BlackRock National Municipal Fund
BlackRock New Jersey Municipal Bond Fund
BlackRock New York Municipal Bond Fund
BlackRock Ohio Municipal Bond Portfolio
BlackRock Pennsylvania Municipal Bond Fund
BlackRock Short-Term Municipal Fund

Target Risk & Target Date Funds

BlackRock Prepared Portfolios
   Conservative Prepared Portfolio
   Moderate Prepared Portfolio
   Growth Prepared Portfolio
   Aggressive Growth Prepared Portfolio
BlackRock Lifecycle Prepared Portfolios
   Prepared Portfolio 2010
   Prepared Portfolio 2015
   Prepared Portfolio 2020
   Prepared Portfolio 2025
   Prepared Portfolio 2030
   Prepared Portfolio 2035
   Prepared Portfolio 2040
   Prepared Portfolio 2045
   Prepared Portfolio 2050

* See the prospectus for information on specific limitations on investments in the fund.
+     Mixed asset fund.

BlackRock mutual funds are distributed by BlackRock Distributors, Inc. and certain funds are also distributed by FAM Distributors, Inc. You should consider the investment objectives, risks, charges and expenses of the funds under consideration carefully before investing. Each fund's prospectus contains this and other information and is available at www.blackrock.com or by calling (800) 882-0052 or from your financial advisor. The prospectus should be read carefully before investing.


         BLACKROCK LARGE CAP SERIES FUNDS, INC.         APRIL 30, 2008        63

These reports are not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless accompanied or preceded by the Funds' current prospectus. Past performance results shown in these reports should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

BlackRock Large Cap Series Funds, Inc.
100 Bellevue Parkway
Wilmington, DE 19809

                                                                       BLACKROCK

                                                                 #CAPSERIES-4/08

Item 2 -    Code of Ethics - Not Applicable to this semi-annual report

Item 3 - Audit Committee Financial Expert - Not Applicable to this semi-annual report

Item 4 - Principal Accountant Fees and Services - Not Applicable to this semi-annual report

Item 5 -    Audit Committee of Listed Registrants - Not Applicable

Item 6 -    Investments
            (a) The registrant's Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.
            (b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies - Not Applicable

Item 8 - Portfolio Managers of Closed-End Management Investment Companies - Not Applicable

Item 9 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers - Not Applicable

Item 10 -   Submission of Matters to a Vote of Security Holders - The
            registrant's Nominating and Governance Committee will consider nominees to the Board recommended by shareholders when a vacancy becomes available. Shareholders who wish to recommend a nominee should send nominations which include biographical information and set forth the qualifications of the proposed nominee to the registrant's Secretary. There have been no material changes to these procedures.

Item 11 -   Controls and Procedures

11(a) - The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

11(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12 -   Exhibits attached hereto

12(a)(1) -  Code of Ethics - Not Applicable to this semi-annual report

12(a)(2) -  Certifications - Attached hereto

12(a)(3) -  Not Applicable

12(b) -     Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Large Cap Series Funds, Inc. and Master Large Cap Series LLC


By: /s/ Donald C. Burke
    -----------------------------------
    Donald C. Burke
    Chief Executive Officer of
    BlackRock Large Cap Series Funds, Inc. and Master Large Cap Series LLC

Date: June 23, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Donald C. Burke
    -----------------------------------
    Donald C. Burke
    Chief Executive Officer (principal executive officer) of
    BlackRock Large Cap Series Funds, Inc. and Master Large Cap Series LLC

Date: June 23, 2008


By: /s/ Neal J. Andrews
    -----------------------------------
    Neal J. Andrews
    Chief Financial Officer (principal financial officer) of
    BlackRock Large Cap Series Funds, Inc. and Master Large Cap Series LLC

Date: June 23, 2008